Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Resource Real Estate Opportunity REIT, Inc.
Entity Central Index Key	0001466225
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Rental properties, net	$ 121,098	$ 21,592
Loans held for investment, net	11,109	16,356
Identified intangible assets, net	1,641	276
Assets of discontinued operations	9,127	9,015
Investments	142,975	47,239
Cash	29,336	14,927
Restricted cash	158	0
Stock subscriptions receivable	3,038	1,686
Tenant receivables, net	110	28
Deposits	409	59
Prepaid expenses and other assets	935	302
Deferred financing costs, net	561	222
Deferred offering costs	3,015	4,243
Total assets	180,537	68,706
Liabilities:
Mortgage note payable	9,043	0
Distribution payable	1,671	0
Due to related parties, net	671	3,914
Revolving credit facility	760	0
Accounts payable and accrued expenses	3,417	1,277
Tenant prepayments	306	85
Security deposits	815	250
Liabilities of discontinued operations	536	263
Total liabilities	17,219	5,789
Stockholders’ equity:
Preferred stock (par value $.01; 10,000,000 shares authorized, none issued)	0	0
Common stock (par value $.01; 1,000,000,000 shares authorized; 22,291,810 and 8,458,669 shares issued, respectively; and 22,277,030 and 8,454,169 shares outstanding, respectively)	223	84
Convertible stock (“promote shares”; par value $.01; 50,000 shares authorized, issued and outstanding)	1	1
Additional paid-in capital	196,089	74,258
Accumulated deficit	(32,995)	(11,426)
Total stockholders’ equity	163,318	62,917
Total liabilities and stockholders’ equity	$ 180,537	$ 68,706

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, issued (in shares)	22,291,810	8,458,669
Common stock, outstanding (in shares)	22,277,030	8,454,169
Convertible stock ('promote shares'), par value (in dollars per share)	$ 0.01	$ 0.01
Convertible stock ('promote shares'), authorized (in shares)	50,000	50,000
Convertible stock ('promote shares'), issued (in shares)	50,000	50,000
Convertible stock ('promote shares'), outstanding (in shares)	50,000	50,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 14,232	$ 2,446
Gain on foreclosures	2,906	0
Gain on payoff of loan held for investment	0	250
Interest income	197	160
Total revenues	17,335	2,856
Expenses:
Rental operating	10,123	3,012
Acquisition costs	3,713	1,632
Foreclosure costs	195	400
Management fees - related parties	1,756	563
General and administrative	3,053	2,358
Loss on disposal of assets	262	0
Depreciation and amortization expense	8,340	1,034
Total expenses	27,442	8,999
Loss before other expenses	(10,107)	(6,143)
Other (expense) income:
Interest expense	(546)	(10)
Insurance proceeds in excess of cost basis	12	0
Loss from continuing operations	(10,641)	(6,153)
Income (loss) from discontinued operations	298	(976)
Net loss	(10,343)	(7,129)
Comprehensive loss	$ (10,343)	$ (7,129)
Weighted average common shares outstanding (in shares)	14,886	5,652
Basic and diluted income (loss) per common share:
Continuing operations (in dollars per share)	$ (0.71)	$ (1.09)
Discontinued operations (in dollars per share)	$ 0.02	$ (0.17)
Net loss	$ (0.69)	$ (1.26)

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Convertible Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 19,223	$ 24	$ 1	$ 21,388	$ (2,190)
Balance (in shares) at Dec. 31, 2010		2,438,000	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	57,747	58	0	57,689	0
Issuance of common stock (in shares)		5,805,000	0
Syndication costs	(6,924)	0	0	(6,924)	0
Distributions of common stock	0	2	0	2,105	(2,107)
Distributions of common stock (in shares)		211,000	0
Net loss and comprehensive loss	(7,129)	0	0	0	(7,129)
Balance at Dec. 31, 2011	62,917	84	1	74,258	(11,426)
Balance (in shares) at Dec. 31, 2011	8,454,169	8,454,000	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	128,947	130	0	128,817	0
Issuance of common stock (in shares)		12,957,000	0
Proceeds from distribution reinvestment plan	1,052	1	0	1,051	0
Proceeds from distribution reinvestment plan (in shares)		111,000	0
Syndication costs	(15,588)	0	0	(15,588)	0
Distributions of common stock	0	8	0	7,654	(7,662)
Distributions of common stock (in shares)		766,000	0
Cash distributions	(3,564)	0	0	0	(3,564)
Share redemptions	(103)	0	0	(103)	0
Share redemptions (in shares)		(11,000)	0
Net loss and comprehensive loss	(10,343)	0	0	0	(10,343)
Balance at Dec. 31, 2012	$ 163,318	$ 223	$ 1	$ 196,089	$ (32,995)
Balance (in shares) at Dec. 31, 2012	22,277,030	22,277,000	50,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (10,343)	$ (7,129)
Adjustments to reconcile net loss to net cash used in operating activities:
(Income) loss from discontinued operations	(298)	976
Gain on foreclosures	(2,699)	0
Gain on payoff of loan held for investment	0	(250)
Depreciation and amortization	8,340	1,034
Amortization of deferred financing costs	192	0
Accretion of discount and direct loan fees and costs	(18)	(48)
Loss on disposal of assets	262	0
Changes in operating assets and liabilities, net of acquisitions:
Escrow reserves	313	0
Tenant receivables, net	(74)	(38)
Deposits	(381)	(39)
Prepaid expenses and other current assets	(202)	(147)
Due to related parties, net	(2,016)	(289)
Accounts payable and accrued expenses	1,667	387
Tenant prepayments	138	(12)
Security deposits	178	245
Net cash used in operating activities of continuing operations	(4,941)	(5,310)
Cash flows from investing activities:
Proceeds received on payoff of loan held for investment	0	815
Property acquisitions	(76,698)	0
Loan acquisitions	(10,300)	(28,897)
Capital expenditures	(15,813)	(4,064)
Principal payments received on loans	478	24
Cash received on foreclosure of loans held for investment	518	462
Net cash used in investing activities of continuing operations	(101,815)	(31,660)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of redemptions	127,492	55,589
Payment of deferred financing costs	(127)	(229)
Increase in borrowings	23,483	0
Principal payments on borrowings	(14,360)	0
Distributions paid on common stock	(841)	0
Syndication costs	(15,588)	(6,924)
Net cash provided by financing activities of continuing operations	120,059	48,436
Cash flows from discontinued operations:
Cash flows from discontinued operations:	1,211	(3,343)
Net cash (used in) provided by investing activities	(105)	1,238
Net cash provided by (used in) discontinued operations	1,106	(2,105)
Net increase in cash	14,409	9,361
Cash at beginning of period	14,927	5,566
Cash at end of period	$ 29,336	$ 14,927

NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND OPERATIONS
NATURE OF BUSINESS AND OPERATIONS
Resource Real Estate Opportunity REIT, Inc. (the “Company”) was organized in Maryland on June 3, 2009 to purchase a diversified portfolio of discounted U.S. commercial real estate and real estate-related assets in order to generate gains to stockholders from the potential appreciation in the value of the assets and to generate current income for stockholders by distributing cash flow from the Company’s investments. Resource Real Estate Opportunity Advisor, LLC (the “Advisor”), an indirect wholly owned subsidiary of Resource America, Inc. (“RAI”), a publicly traded company (NASDAQ: REXI) operating in the real estate, financial fund management and commercial finance sectors, has been engaged to manage the day-to-day operations of the Company.  The Advisor has agreed to invest 1% of the first $250.0 million invested in the Company by non-affiliated investors, or up to $2.5 million.
On September 15, 2009, the Company commenced a private placement offering to accredited investors for the sale of up to 5.0 million shares of common stock at a price of $10 per share, with discounts available to certain categories of purchasers. The private offering which closed on June 9, 2010, raised aggregate gross proceeds of $12.8 million, or $11.3 million, net of $1.5 million in syndication costs, from the issuance of 1,283,727 common shares, including 20,000 shares purchased by the Advisor.  In conjunction with the private offering, the Company also offered 5,000 shares of convertible stock at a price of $1 per share.  Investors acquired 937 shares of the convertible stock and the Advisor purchased 4,063 shares.  The Advisor contributed $200,000 to the Company in exchange for 20,000 shares of common stock on June 17, 2009, of which 4,500 shares were exchanged for 45,000 shares of convertible stock in June 2010.  The Advisor purchased an additional 35,000 shares of common stock in 2011 for $315,000 and 141,500 shares during the year ended December 31, 2012 for approximately $1.3 million.
On June 16, 2010, the Company’s registration statement on Form S-11 (File No. 333-160463), registering a primary public offering of up to 75.0 million shares of common stock and a public offering pursuant to the Company’s distribution reinvestment plan of up to an additional 7.5 million shares of common stock, was declared effective under the Securities Act of 1933, as amended, and the Company commenced its public offering.  The Company is offering shares of common stock in its ongoing primary offering for $10 per share, with discounts available to certain categories of investors.  The Company is also offering shares pursuant to its distribution reinvestment plan at a purchase price equal to $9.50 per share.  As of December 31, 2012, the Company has raised aggregate gross offering proceeds of $208.9 million, which resulted in the issuance of 20,993,303 shares of common stock, including the 176,500 shares purchased by the Advisor.
Subsequently, from January 1 to March 27, 2013, the Company raised $51.7 million in offering proceeds through the issuance of 5.2 million shares of common stock.  As of March 27, 2013, 48.7 million shares remained available for sale to the public under the initial public offering, exclusive of shares available under the Company’s distribution reinvestment plan.
The Company has acquired, and intends to continue to acquire, real estate-related debt and equity that has been significantly discounted due to the effects of recent economic events and high levels of leverage, as well as stabilized properties that may benefit from extensive renovations that may increase their long-term values.  The Company has a particular focus on acquiring and operating multifamily assets, and it intends to target this asset class while also acquiring interests in other types of commercial property assets consistent with its investment objectives.  The Company’s targeted portfolio consists of commercial real estate assets, principally (i) non-performing or distressed loans, including but not limited to first and second priority mortgage loans, mezzanine loans,  subordinate participations in first mortgage loans, or B-Notes, and other loans, (ii) real estate that was foreclosed upon and sold by financial institutions, (iii) multifamily rental properties to which the Company can add value with a capital infusion (“value add properties”), and (iv) discounted investment-grade commercial mortgage-backed securities.  However, the Company is not limited in the types of real estate assets in which it may invest and, accordingly, it may invest in other real estate-related assets either directly or together with a co-investor or joint venture partner.
The Company elected to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, for its taxable year ended December 31, 2012.  The Company also operates its business in a manner that should permit it to maintain its exemption from registration under the Investment Company Act of 1940, as amended.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements follows:
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as follows:

Subsidiary	Apartment Complex	Number of Units	Location
RRE Opportunity Holdings, LLC	N/A	N/A	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP	N/A	N/A	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC (“107th Avenue”)	107th Avenue	5	Omaha, Nebraska
RRE Westhollow Holdings, LLC (“Westhollow”)	Arcadia	404	Houston, Texas
RRE Crestwood Holdings, LLC (“Crestwood”)	Town Park (a)	270	Birmingham, Alabama
RRE Iroquois, LP (“Vista”)	Vista	133	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC	N/A	N/A	Wilmington, Delaware
RRE Campus Club Holdings, LLC (“Campus Club”)	Campus Club	64	Tampa, Florida
RRE Heatherwood Holdings, LLC (“Heatherwood”)	Heatherwood (a)	184	Inkster, Michigan
RRE Bristol Holdings, LLC (“Bristol”)	The Redford	856	Houston, Texas
RRE Cannery Holdings, LLC (“Cannery”)	Cannery Lofts	156	Dayton, Ohio
RRE Williamsburg Holdings, LLC (“Williamsburg”)	Williamsburg	976	Cincinnati, Ohio
RRE Skyview Holdings, LLC ("Skyview")	Skyview	360	Houston, TX
RRE Park Forest Holdings, LLC ("Park Forest")	Park Forest	216	Oklahoma City, OK
RRE Foxwood Holdings, LLC ("Foxwood")	Foxwood	220	Memphis, TN
RRE Flagstone Holdings, LLC ("Flagstone")	Flagstone	292	Houston, TX

N/A - not applicable
(a) - Discontinued operations
All intercompany accounts and transactions have been eliminated in consolidation.
Recent Accounting Standard
The adoption of the following standard issued by the Financial Accounting Standards Board (“FASB”) did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
Fair Value Measurements.  In May 2011, FASB issued an amendment to revise the wording used to describe the requirements for measuring fair value and for disclosing information about fair value measurements.  For many of the requirements, FASB does not intend for the amendments to result in a change in the application of the current requirements.  Some of the amendments clarify FASB’s intent about the application of existing fair value measurement requirements, such as specifying that the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets.  Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements such as specifying that, in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability.  This guidance became effective for the Company beginning January 1, 2012 and did not result in a material impact to the consolidated financial statements.
Use of Estimates
The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.
Rental Properties
The Company records acquired rental properties at fair value. The Company considers the period of future benefit of an asset to determine its appropriate useful life and depreciates using the straight line method.  The Company anticipates the estimated useful lives of its assets by class as follows:

Buildings	27.5 years
Building improvements	3.0 to 27.5 years
Tenant improvements	Shorter of lease term or expected useful life

Impairment of Long Lived Assets
When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for permanent impairment.  This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition.  The review also considers factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors.
An impairment loss will be recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used.  For properties held for sale, the impairment loss would be the adjustment to fair value less the estimated cost to dispose of the asset.  For the year ended December 31, 2012, we recorded a $400,000 impairment charge for Heatherwood. The results of operations of Heatherwood are included in discontinued operations for the year ended December 31, 2012.
Loans Held for Investment, Net
The Company records acquired performing loans held for investment at cost and reviews them for potential impairment at each balance sheet date.  The Company considers a loan to be impaired if one of two conditions exists.  The first condition is if, based on current information and events, management believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The second condition is if the loan is deemed to be a troubled-debt restructuring (“TDR”) where a concession has been given to a borrower in financial difficulty.  These TDRs may not have an associated specific loan loss allowance if the principal and interest amount is considered recoverable based on current market conditions, expected collateral performance and/or guarantees made by the borrowers.
The amount of impairment, if any, is measured by comparing the recorded amount of the loan to the present value of the expected cash flows or, as a practical expedient, the fair value of the collateral.  If a loan is deemed to be impaired, the Company records a reserve for loan losses through a charge to income for any shortfall.
Interest income from performing loans held for investment is recognized based on the contractual terms of the loan agreement.  Fees related to any buy down of the interest rate are deferred as prepaid interest income and amortized over the term of the loan as an adjustment to interest income.  The initial investment made in a purchased performing loan includes the amount paid to the seller plus fees.  The initial investment frequently differs from the related loan’s principal amount at the date of the purchase.  The difference is recognized as an adjustment of the yield over the life of the loan.  Closing costs related to the purchase of a performing loan held for investment are amortized over the term of the loan and accreted as an adjustment to interest income.
The Company may acquire real estate loans at a discount due to the credit quality of such loans and the respective borrowers under such loans.  Revenues from these loans are recorded under the effective interest method.  Under this method, an effective interest rate (“EIR”) is applied to the cost basis of the real estate loan held for investment.  The EIR that is calculated when the loan held for investment is acquired remains constant and is the basis for subsequent impairment testing and income recognition.  However, if the amount and timing of future cash collections are not reasonably estimable, the Company accounts for the real estate receivable on the cost recovery method.  Under the cost recovery method of accounting, no income is recognized until the basis of the loan held for investment has been fully recovered.
Allocation of the Purchase Price of Acquired and Foreclosed Assets
The cost of rental properties acquired as a fee interest and rental properties which are acquired through foreclosing on a loan are allocated to net tangible and intangible assets based on relative fair values.  The Company allocates the purchase price of properties to acquired tangible assets, consisting of land, buildings, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the value of in-place leases and the value of tenant relationships, based in each case on their fair values. Fair value estimates are based on information obtained from a number of sources, including information obtained about each property as a result of pre-acquisition due diligence, marketing and leasing activities.
In allocating purchase price, management also includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period.  Management also estimates costs to execute similar leases including leasing commissions and legal and other related expenses to the extent that such costs have not already been incurred in connection with a new lease origination as part of the transaction.
The Company records above-market and below-market in-place lease values for acquired properties based on the present value (using an interest rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease.  The Company amortizes any capitalized above-market or below-market lease values as an increase or reduction to rental income over the remaining non-cancelable terms of the respective leases.
The Company measures the aggregate value of other intangible assets acquired based on the difference between (i) the property valued with existing in-place leases adjusted to market rental rates and (ii) the property valued as if it were vacant.  Management’s estimates of value are made using methods similar to those used by independent appraisers (e.g., discounted cash flow analysis).  Factors to be considered by management in its analysis include an estimate of carrying costs during hypothetical expected lease-up periods considering current market conditions and costs to execute similar leases.
The total amount of other intangible assets acquired is further allocated to customer relationship intangible values based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant.  Characteristics to be considered by management in allocating these values include the nature and extent of the Company’s existing relationships with the tenant, the tenant’s credit quality and expectations of lease renewals (including those existing under the terms of the lease agreement), among other factors.
The Company amortizes the value of in-place leases to expense over the average remaining term of the respective leases.  The value of customer relationship intangibles are amortized to expense over the initial term and any renewal periods in the respective leases, but in no event will the amortization periods for the intangible assets exceed the remaining depreciable life of the building.  Should a tenant terminate its lease, the unamortized portion of the in-place lease value and customer relationship intangibles associated with that tenant would be charged to expense in that period.

The determination of the fair value of the assets and liabilities acquired requires the use of significant assumptions with regard to current market rental rates, discount rates and other variables.  The use of inappropriate estimates would result in an incorrect assessment of the purchase price allocations, which could impact the amount of the Company’s reported net income.  Initial purchase price allocations are subject to change until all information is finalized, which is generally within one year of the acquisition date.
Discontinued Operations
The Company reports its property dispositions as discontinued operations. Assuming no significant continuing involvement by the Company after the sale, the sale of property is considered a discontinued operation.
Revenue Recognition
The Company recognizes minimum rent, including rental abatements and contractual fixed increases attributable to operating leases, on a straight-line basis over the term of the related lease and includes amounts expected to be received in later years in deferred rents.  The Company records property operating expense reimbursements due from tenants for common area maintenance, real estate taxes and other recoverable costs in the period in which the related expenses are incurred.
The specific timing of a sale is measured against various criteria related to the terms of the transaction and any continuing involvement associated with the property.  If the criteria for gain recognition under the full-accrual method are not met, the Company defers gain recognition and accounts for the continued operations of the property by applying the percentage-of-completion, reduced profit, deposit, installment or cost recovery methods, as appropriate, until the appropriate criteria are met.
The future minimum rental payments to be received from noncancelable operating leases are $11.3 million and $55,000 for the years ending December 31, 2013 and 2014, respectively, and none thereafter.
Tenant Receivables
Tenant receivables are stated in the financial statements at amounts due from tenants net of an allowance for uncollectible receivables.  Payment terms vary and receivables outstanding longer than the payment terms are considered past due.  The Company determines its allowance by considering a number of factors, including the length of time receivables are past due, security deposits held, the Company’s previous loss history, the tenants’ current ability to pay their obligations to the Company, the condition of the general economy and the industry as a whole.  The Company writes off receivables when they become uncollectible.  At December 31, 2012 and 2011, there were allowances for uncollectible receivables of $8,200 and $200, respectively.
Deferred Offering Costs
Through December 31, 2012, the Advisor has advanced $5.9 million on behalf of the Company for the payment of public offering costs consisting of accounting, advertising, allocated payroll, due diligence, marketing, legal and similar costs.  A portion of these costs is charged to equity upon the sale of each share of common stock sold under the public offering.  Similarly, a portion of the proceeds received from the sales of shares in the Company's public offering is paid to the Advisor to reimburse it for the amount incurred on behalf of the Company.  Deferred offering costs represent the portion of the total costs incurred that have not been charged to equity to date and are the major component of Due to Related Parties as reflected on the consolidated balance sheets.  As of December 31, 2012 and 2011, $5.9 million and $1.4 million, respectively, have been reimbursed to the Advisor.  Upon completion of the public offering, any deferred offering costs in excess of reimbursements will be charged back to the Advisor.
Income Taxes
To maintain its REIT qualification for U.S. federal income tax purposes, the Company is generally required to distribute at least 90% of its taxable net income (excluding net capital gains) to its stockholders as well as comply with other requirements, including certain asset, income and stock ownership tests.  Accordingly, the Company generally will not be subject to corporate U.S. federal income taxes to the extent that it annually distributes at least 90% of its taxable net income to its stockholders.  If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, it is subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which it fails its REIT qualification.  Accordingly, the Company’s failure to qualify as a REIT could have a material adverse impact on its results of operations and amounts available for distribution to its stockholders.
The dividends-paid deduction of a REIT for qualifying dividends to its stockholders is computed using the Company’s taxable income as opposed to net income reported on the financial statements.  Generally, taxable income differs from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not financial accounting principles.
The Company may elect to treat certain of its subsidiaries as a taxable REIT subsidiary (“TRS”). In general, the Company’s TRSs may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business.  A TRS is subject to U.S. federal, state and local corporate income taxes.  As of December 31, 2012 and 2011, the Company had no TRSs.
The Company evaluates the benefits of tax positions taken or expected to be taken in its tax returns.  Only the largest amount of benefits from tax positions that will more likely than not be sustainable upon examination are recognized by the Company.  The Company does not have any unrecognized tax benefits, nor interest and penalties, recorded in its consolidated financial statements and does not anticipate significant adjustments to the total amount of unrecognized tax benefits within the next 12 months.
The Company is subject to examination by the U.S. Internal Revenue Service and by the taxing authorities in other states in which the Company has significant business operations.  The Company is not currently undergoing any examinations by taxing authorities.
Earnings Per Share
Basic earnings per share are calculated on the basis of the weighted-average number of common shares outstanding during the year.  Basic earnings per share are computed by dividing income available to common stockholders by the weighted-average common shares outstanding during the period.  Diluted earnings per share take into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted to common stock.  Due to reported losses for the periods presented, the convertible shares (discussed in Note 13) are not included in the diluted earnings per share calculations.  For the purposes of calculating earnings per share all common shares and per common share information in the financial statements have been adjusted retroactively for the effect of seven separate 1.5% stock distributions issued to stockholders of record and one 0.75% stock distribution to stockholders of record on December 31, 2012.
Reclassifications
Certain amounts in the prior year financial statements have been reclassified to conform to the current-year presentation. The impact of the reclassifications made to prior year amounts are not material and did not affect net income (loss).

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
The following table presents supplemental cash flow information (in thousands):

	Years Ended
	December 31,
	2012	2011
Non-cash activities:
Investor contributions held in escrow which converted to common stock	$1,686	$627
Property and intangibles received on foreclosure of loans held for investment	17,846	11,538
Stock distributions issued	7,662	2,107
Cash distributions on common stock declared but not yet paid	1,671	—
Deferred financing costs and escrow deposits funded directly by mortgage note and revolving credit facility	875	—

Cash paid during the period for:
Interest	$328	$3

RENTAL PROPERTIES, NET	12 Months Ended
Dec. 31, 2012
Real Estate Investments, Net [Abstract]
RENTAL PROPERTIES, NET
RENTAL PROPERTIES, NET
The Company’s investments in rental properties consisted of the following (in thousands):

	December 31,
	2012	2011
Land	$16,378	$2,131
Building and improvements	102,037	19,223
Furniture, fixtures and equipment	5,871	949
Construction in progress	1,083	—
	125,369	22,303
Less: accumulated depreciation	(4,271)	(711)
	$121,098	$21,592

Depreciation expense for the years ended December 31, 2012 and 2011 was $3.8 million and $646,000, respectively.

LOANS HELD FOR INVESTMENT, NET	12 Months Ended
Dec. 31, 2012
LOANS HELD FOR INVESTMENT, NET [Abstract]
LOANS HELD FOR INVESTMENT, NET
LOANS HELD FOR INVESTMENT, NET
On March 15, 2011, the Company purchased, at a discount, two non-performing promissory notes and two performing promissory notes (the “Notes”), each of which was secured by a first priority mortgage on the respective multifamily rental apartment communities.  The contract purchase price for the Notes was a total of $3.1 million, excluding closing costs.  On August 2, 2011, the borrower of one of the non-performing promissory notes entered into a forbearance agreement with the Company and, on September 23, 2011, paid the Company a negotiated amount in satisfaction of the note in full.  On August 18, 2011, the Company was the successful bidder at a foreclosure sale of the property collateralizing the second non-performing note.  Possession of the property was obtained in February 2012 (see Note 6 - Heatherwood).  The Company sold the Heatherwood Apartments on April 18, 2013. Accordingly, the assets, liabilities and results of operations of the Heatherwood Apartments have been reclassified and reflected as discontinued operations for the years ended December 31, 2012 and 2011 (see Note 7). The face value of the performing notes as of December 31, 2012 and 2011 was $1.3 million. The performing notes were purchased net of discounts and the unamortized accretable discounts totaled $316,000 and $344,000 at December 31, 2012 and 2011, respectively.
On March 21, 2012, the Company purchased, at a discount, a non-performing promissory note (the “Deerfield Note”), which is secured by a first priority mortgage on a multifamily rental community in Duluth, Minnesota.  The contract purchase price for the Deerfield Note was $10.3 million, excluding closing costs. On July 19, 2012, the Company was the successful bidder at a foreclosure sale of the property securing the Deerfield Note; however, as of December 31, 2012, the Company had not yet taken title to the property, as the borrower's redemption period did not terminate until January 2013. On January 22, 2013, the Company took title to the property. The Company is still evaluating the impact of the foreclosure on the operating results.
The following table provides the aging of the Company’s loans held for investment (dollars in thousands):

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Current	$959	9%	$956	6%

Delinquent:
30−89 days	10,150	91%	8,300	51%
90−180 days	—	—%	—	—%
Greater than 180 days	—	—%	7,100	43%
	$11,109	100%	$16,356	100%
The following table provides information about the credit quality of the Company’s loans held for investment, net, (in thousands):

	December 31,
	2012	2011
Loans:
Performing	$959	$956
Nonperforming	10,150	15,400
Total	$11,109	$16,356

One of the Company’s two performing promissory notes matured on December 31, 2011 and the balance of $238,000 was not paid in full and is currently in default.  The Company and the borrower under this note entered into a forbearance agreement in January 2012.  This forbearance agreement is considered a troubled debt restructuring.  The borrower has continued to pay the debt service payments as required by the forbearance agreement.
The Company has individually evaluated each loan for impairment and determined that there were no impairments as of December 31, 2012, with the exception of the troubled debt restructuring which is impaired.  Based on the evaluation performed on the troubled debt restructuring, although the loan is impaired, the Company did not record an impairment charge because the borrower is continuing to make payments and the collateral value exceeds the balance of the loan held for investment. There was no allowance for credit losses as of December 31, 2012 or charge-offs for the year then ended.

ACQUISITIONS AND FORECLOSURES	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS AND FORECLOSURES
ACQUISITIONS AND FORECLOSURES
The values of certain assets and liabilities acquired are based on preliminary valuations and are subject to adjustment as additional information is obtained.  The Company has up to 12 months from the date of foreclosure to finalize the valuation (see Note 16 for gain recorded on foreclosures).
Campus Club Apartments – Tampa, Florida
On October 21, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Campus Club Note”), which was secured by a first priority mortgage on a student housing community located in Tampa, Florida, known as the Campus Club Apartments.  The contract purchase price for the Campus Club Note was $8.3 million, plus closing costs.  The Company paid an acquisition fee of $176,000, or 2% of the purchase price and closings costs, to the Advisor.  The Company foreclosed on the Campus Club Note on February 9, 2012 and received title to the property on February 21, 2012.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on the appraisal of the property obtained on January 10, 2013, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, buildings and in-place leases. An increase in fair value of $688,000 was also recorded (see Note 16). The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$1,650
Buildings	5,965
Site improvements	285
Personal property	200
8,100
Acquired intangibles − in-place leases	435
Fair value assigned	$8,535

Heatherwood Apartments – Inkster, Michigan
On March 15, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Heatherwood Note”), which was secured by a first priority mortgage on a multifamily rental apartment community in Inkster, Michigan.  The contract purchase price for the Heatherwood Note was $1.6 million, plus closing costs.  The Company paid an acquisition fee of $34,000, or 2% of the purchase price and closing costs, to the Advisor.  On August 18, 2011, the Company was the successful bidder (for $1.9 million) at the foreclosure sale of the Heatherwood Apartments.  The Company’s bid approximated the fair value of the Heatherwood Apartments based on an independent appraisal.  The Company received title and took possession of the property on February 18, 2012 upon the termination of the borrower’s redemption period. On April 18, 2013, the Company sold the property to an unaffiliated purchaser. Accordingly, the assets, liabilities and results of operations of the Heatherwood Apartments have been reclassified and reflected as discontinued operations for the years ended December 31, 2012 and 2011 (see Note 7).
The following table presents the fair value (in thousands) of the Heatherwood Apartments and related net assets acquired in exchange for the Heatherwood Note:

Rental property:
Land	$310
Buildings	1,412
1,722
Acquired intangibles − in-place leases	178
Security deposit liability	(11)
Fair value assigned	$1,889

The Redford – Houston, Texas
On March 27, 2012, the Company purchased a multifamily residential rental apartment complex located in Houston, Texas, known as the Redford (formerly known as the Bristol Apartments) for $11.4 million, plus closing costs.  The Company paid an acquisition fee of $195,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on the appraisal of the Redford obtained on December 28, 2012, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, building and in-place leases. The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$4,073
Buildings	4,750
Site improvements	401
Furniture, fixtures & equipment	262
Tenant improvements	84
9,570
Acquired intangibles − in-place leases	1,558
Leasing commissions	209
Legal & marketing costs	63
Fair value assigned	$11,400

Cannery Lofts – Dayton, Ohio
On May 13, 2011, the Company purchased, at a discount, a non-performing promissory note (the “Cannery Note”), which was secured by a first priority mortgage on a multifamily rental apartment community in Dayton, Ohio, known as the Cannery Lofts.  The contract purchase price for the Cannery Note was $7.1 million, plus closing costs.  The Company paid an acquisition fee of $147,000, or 2% of the purchase price and closing costs, to the Advisor.  On June 6, 2012, the Company was the successful bidder at the foreclosure sale of the Cannery Lofts.  The Company received title on June 6, 2012 and took possession of the Cannery Lofts on June 19, 2012.
The Company estimated the fair value of certain assets and liabilities at the date of purchase. Based on an appraisal of the Cannery Lofts obtained on February 19, 2013, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the fourth quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, buildings and in-place leases. An increase in fair value of $2.0 million was also recorded (see Note 16). The following table presents the adjusted fair value of the net assets acquired (in thousands):

Land	$160
Buildings	7,418
Site improvements	10
Parking garage	392
Tenant improvements	93
Personal property	200
8,273
Acquired intangibles − in-place leases	609
Leasing commissions	27
Legal fees	8
Fair value assigned	$8,917

Williamsburg Apartments – Cincinnati, Ohio
On June 20, 2012, the Company purchased a multifamily residential rental apartment complex located in Cincinnati, Ohio, known as the Williamsburg Apartments, for $41.3 million, plus closing costs.  The Company paid an acquisition fee of $827,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. Based on an appraisal of the Williamsburg Apartments obtained on September 6, 2012, the Company revalued the assets and liabilities retroactive to the purchase date and recorded the adjustments in the third quarter of 2012. The adjustments included reallocations of amounts originally recorded as land, building and in-place leases. The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$3,223
Site Improvements	2,758
Buildings	32,353
Personal Property	1,007
39,341
Acquired intangibles − in-place leases	1,909
Prepaid real estate insurance	49
Accrued expenses	(37)
Security deposits	(208)
Prepaid rents	(29)
Fair value assigned	$41,025

Park Forest Apartments - Oklahoma City, Oklahoma
On December 6, 2012, the Company purchased a multifamily residential rental apartment complex located in Oklahoma City, Oklahoma, known as Park Forest Apartments, for $2.0 million, plus closing costs.  The Company paid an acquisition fee of $44,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$572
Buildings	1,389
1,961
Acquired intangibles − in-place leases	88
Prepaid real estate insurance	14
Security deposits	(16)
Fair value assigned	$2,047

The Company is in the process of obtaining an appraisal in order to finalize the valuation.

Foxwood Apartments - Memphis, Tennessee
On December 7, 2012, the Company purchased a multifamily residential rental apartment complex located in Memphis, Tennessee, known as the Foxwood Apartments, for $2.2 million, plus closing costs.  The Company paid an acquisition fee of $49,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$591
Buildings	1,449
2,040
Acquired intangibles − in-place leases	236
Prepaid real estate insurance	16
Accrued expenses	(57)
Security deposits	(32)
Prepaid rents	(1)
Fair value assigned	$2,202

The Company is in the process of obtaining an appraisal in order to finalize the valuation.
Skyview at Palm Center - Harris County, Texas
On December 19, 2012, the Company purchased a multifamily residential rental apartment complex located in Harris County, Texas, known as the Skyview at Palm Center, for $14.4 million, plus closing costs.  The Company paid an acquisition fee of $290,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$2,535
Buildings	11,283
13,818
Acquired intangibles − in-place leases	608
Prepaid real estate insurance	49
Accrued expenses	(14)
Security deposits	(40)
Prepaid rents	(14)
Fair value assigned	$14,407

The Company is in the process of obtaining an appraisal in order to finalize the valuation.

Flagstone Gardens - Houston, Texas
On December 21, 2012, the Company purchased a multifamily residential rental apartment complex located in Houston, Texas, known as the Flagstone Gardens, for $5.5 million, plus closing costs.  The Company paid an acquisition fee of $111,000, or 2% of the purchase price and closing costs, to the Advisor.
The Company estimated the fair value of certain assets and liabilities based on preliminary valuations at the date of purchase. The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$1,444
Buildings	3,795
5,239
Acquired intangibles − in-place leases	262
Prepaid real estate insurance	54
Security deposits	(13)
Fair value assigned	$5,542

The Company is in the process of obtaining an appraisal in order to finalize the valuation.

DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS
DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS
Included in discontinued operations for the years ended December 31, 2012 and 2011 are the operating results of the two properties discussed below.
      The Company sold the Heatherwood Apartments, which were originally obtained through foreclosure on the Heatherwood Note in February 2012, to an unaffiliated purchaser for $1.0 million on April 18, 2013 and recognized a loss on disposition of $31,000. The Company provided the purchaser with financing of $800,000 and the purchaser paid cash of $200,000 in connection with the disposition.
The Company sold the Town Park Apartments to an unaffiliated purchaser on April 30, 2013 for $10.3 million and recognized a gain of approximately $3.2 million on disposition.

The results of discontinued operations are summarized for the years ended December 31, 2012 and 2011 as follows (in thousands):

	Years Ended
	December 31,
	2012	2011
Revenues:
Rental income	$3,132	$1,530
Gain on foreclosure	1,232	—
Interest income	—	1
Total revenues	4,364	1,531

Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	—
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$298	$(976)

Weighted average common shares outstanding	14,886	5,652

Basic and diluted income (loss) per common share	$0.02	$(0.17)

IDENTIFIED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIED INTANGIBLE ASSETS, NET
IDENTIFIED INTANGIBLE ASSETS, NET
Identified intangible assets, net, consisted of rental and antennae leases and leasing commissions. The value of the acquired in-place leases totaled $6.8 million and $797,000 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $5.1 million and $521,000, respectively.  The weighted-average remaining life of the rental leases is seven months and one month as of December 31, 2012 and 2011, respectively.  The value of leasing commissions totaled $306,000 and $0 respectively, net of accumulated amortization of $306,000 and $0, respectively.  Expected amortization for the antennae leases at the Vista Apartment Homes, an apartment community owned by the Company and located in Philadelphia, Pennsylvania, is $16,000 annually through 2025.  Amortization of the rental and antennae leases for the years ended December 31, 2012 and 2011 was $4.5 million and $388,000, respectively.
Expected amortization for the rental and antennae leases for the next five years ending December 31, and thereafter, is as follows (in thousands):

2013	$1,447
2014	16
2015	16
2016	16
2017	16
Thereafter	130
$1,641

MORTGAGE NOTE PAYABLE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
MORTGAGE NOTE PAYABLE
MORTGAGE NOTE PAYABLE
On April 3, 2012, the Company entered into a mortgage loan (the “Iroquois Mortgage Loan”) for $9.2 million.  The Iroquois Mortgage Loan bears interest at one-month London Interbank Offered Rate (“LIBOR”) plus 2.61%. The Iroquois Mortgage Loan requires monthly payments of principal and interest.  The amount outstanding under the Iroquois Mortgage Loan may be prepaid in full after the first year of its term at a 1.0% premium based on the principal being repaid and with no prepayment premium during the last quarter of its term. The Iroquois Mortgage Loan is secured by a first lien mortgage on the assets of the Vista Apartment Homes.
The following is a summary of the mortgage note payable (in thousands, except percentages):

Collateral	Balance Outstanding at December 31, 2012	Maturity Date	Annual Interest Rate		Average Monthly Debt Service
Vista Apartments	$9,043	5/1/2017	2.82%	(1)	$38

(1)	One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61% margin.
Annual principal payments on the mortgage note payable for each of the next five years ending December 31 are as follows (in thousands):

2013	$195
2014	201
2015	207
2016	212
2017	8,228
$9,043

     The mortgage note payable is recourse only with respect Vista Apartment Homes, subject to certain limited standard exceptions, as defined in the mortgage note. The Company has guaranteed the mortgage note by executing a guarantee with respect to the property.  These exceptions are referred to as “carveouts.”  In general, carveouts relate to damages suffered by the lender for a borrower’s failure to pay rents, insurance or condemnation proceeds to lender, failure to pay water, sewer and other public assessments or charges, failure to pay environmental compliance costs or to deliver books and records, in each case as required in the loan documents.  The exceptions also require the Company to guarantee payment of audit costs, lender’s enforcement of its rights under the loan documents and payment of the loan if the borrower voluntarily files for bankruptcy or seeks reorganization, or if a related party of the borrower does so with respect to the subsidiary.

REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
REVOLVING CREDIT FACILITY
REVOLVING CREDIT FACILITY
On December 2, 2011, the Company, through its operating partnership, entered into a secured revolving credit facility (the “Credit Facility”) with Bank of America, N.A. (“Bank of America”).  Under the Credit Facility, the Company may borrow up to $25.0 million (the “Facility Amount”). Draws under the Credit Facility are secured by certain of the Properties and is guaranteed by the Company.  The Company paid certain closing costs in connection with the Credit Facility, including a loan fee equal to 0.375% of the Facility Amount. As of December 31, 2012, the Company had outstanding borrowings of $760,000 under the Credit Facility which was secured by certain of the Company’s Properties with an aggregate value of $33.8 million.  The Company recorded interest expense of $328,000 during the year ended December 31, 2012.
The Credit Facility matures on December 2, 2014, and may be extended to December 2, 2015 subject to satisfaction of certain conditions and payment of an extension fee equal to 0.25% of the amount committed under the Credit Facility. Interest on outstanding borrowings is incurred at a rate of LIBOR plus 3.0%.  The Company is required to make monthly interest-only payments.  The Company also may prepay the Credit Facility in whole or in part at any time without premium or penalty.
The Credit Facility requires minimum tangible net worth and unencumbered liquid assets. The Company is in compliance with all of its covenants at December 31, 2012.

DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
DEFERRED FINANCING COSTS
DEFERRED FINANCING COSTS
Deferred financing costs incurred to obtain financing are amortized over the term of the related debt.  Accumulated amortization as of December 31, 2012 and 2011 was approximately $193,000 and $6,000, respectively.  Estimated amortization of the existing deferred financing costs for the years ending December 31, are as follows (in thousands):

2013	$244
2014	218
2015	42
2016	41
2017	16
$561

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
In the ordinary course of its business operations, the Company has ongoing relationships with several related parties.  The amounts payable to such related parties are summarized in the following table (in thousands):

	December 31,
	2012	2011
Due to related parties:
Advisor and its affiliates	$119	$3,685
Resource Securities, Inc.	268	152
Resource Real Estate Opportunity Manager, LLC	278	71
Other	6	6
	$671	$3,914

Relationship with the Advisor
In September 2009, the Company entered into an advisory agreement (the “Advisory Agreement”) pursuant to which the Advisor provides the Company with investment management, administrative and related services.  The Advisory Agreement was amended in January 2010 and further amended in January 2011.  The Advisory Agreement has a one-year term and renews for an unlimited number of successive one-year terms upon the approval of the conflicts committee of the Company's board of directors.  The Company renewed the advisory agreement for another year on September 15, 2012. Under the Advisory Agreement, the Advisor receives fees and is reimbursed for its expenses as set forth below:
Acquisition fees. The Company pays the Advisor an acquisition fee of 2.0% of the cost of investments acquired on behalf of the Company, plus any capital expenditure reserves allocated, or the amount funded by the Company to acquire loans, including acquisition expenses and any debt attributable to such investments.  For the years ended December 31, 2012 and 2011 , the Advisor earned and received $2.2 million and $714,000, respectively, in acquisition fees.
Asset management fees. The Company pays the Advisor a monthly asset management fee equal to one-twelfth of 1.0% of the higher of the cost or the independently appraised value of each asset, without deduction for depreciation, bad debts or other non-cash reserves.  The asset management fee is based only on the portion of the costs or value attributable to the Company’s investment in an asset if the Company does not own all or a majority of an asset and does not manage or control the asset.  For the years ended December 31, 2012 and 2011, the Advisor earned $987,000 and $343,000, respectively, in asset management fees.  As of December 31, 2012 and 2011, a total of $10,000 and $22,000 of asset management fees due to the Advisor were unpaid.
Disposition fees. The Advisor earns a disposition fee in connection with of the sale of a property equal to the lesser of one-half of the aggregate brokerage commission paid, or if none is paid, 2.75% of the contract sales price.  There were no properties sold during the years ended December 31, 2012 and 2011 and, therefore, no disposition fees were earned.
Debt financing fees. The Advisor earns a debt financing fee equal to 0.5% of the amount available under any debt financing obtained for which it provided substantial services.  For the years ended December 31, 2012 and 2011, the Advisor earned and received $119,100 and $0 in debt financing fees, respectively.
Expense reimbursements. The Company also pays directly or reimburses the Advisor for all of the expenses paid or incurred by the Advisor or its affiliates on behalf of the Company or in connection with the services provided to the Company in relation to its ongoing public offering.  This includes all organization and offering costs of up to 2.5% of gross offering proceeds. For the years ended December 31, 2012 and 2011, such organization and offering costs paid by the Advisor totaled $292,018 and $2.3 million, respectively.  As of December 31, 2012 and 2011, a total of $0 and $1.9 million, respectively, of advances from the Advisor for organization and offering costs were unpaid and due to the Advisor.
Reimbursements also include expenses the Advisor incurs in connection with providing services to the Company, including the Company’s allocable share of costs for Advisor personnel and overhead, out of pocket expenses incurred in connection with the selection and acquisition of properties or other real estate related debt investments, whether or not the Company ultimately acquires the investment.  However, the Company will not reimburse the Advisor or its affiliates for employee costs in connection with services for which the Advisor earns acquisition or disposition fees.  For the years ended December 31, 2012 and 2011, the Advisor charged the Company $551,827 and $800,000, respectively, for these operating expenses.  As of December 31, 2012 and 2011, a total of $28,000 and $1.8 million respectively, of these advances were unpaid and due to the Advisor.
Relationship with Resource Real Estate Opportunity Manager
Resource Real Estate Opportunity Manager, LLC (the “Manager”), an affiliate of the Advisor, manages real estate properties and real estate-related debt investments and coordinates the leasing of, and manages construction activities related to, some of the Company’s real estate properties pursuant to the terms of the management agreement with the Manager.
Property management fees. The Manager is entitled to specified fees upon the provision of certain services, including construction management fee and property management/debt servicing fees.  For the years ended December 31, 2012 and 2011, the Manager earned $765,000 and $193,000, respectively, in property management fees.  As of December 31, 2012 and 2011, a total of $103,000 and $35,000, respectively, of those fees were unpaid and due to the Manager.
Debt servicing fees. The Manager earns a debt servicing fee of 2.75% on payments received from loans held by the Company for investment.  For the year ended December 31, 2012 and 2011, the Manager earned and received $4,500 and $0 in debt servicing fees, respectively.
Expense reimbursement. During the ordinary course of business, the Manager or other affiliates of RAI may pay certain shared operating expenses on behalf of the Company.  Reimbursable expenses payable to the Manager or its affiliates as of December 31, 2012 and 2011 totaled $262,000 and $67,000, respectively.  These reimbursable amounts are non-interest bearing and are due on demand.
Relationship with Resource Securities
Resource Securities, Inc. (“Resource Securities,” formerly known as Chadwick Securities, Inc.), an affiliate of the Advisor, has been engaged to serve as the Company’s dealer-manager and is responsible for marketing the Company’s shares in its public offering.  Pursuant to the terms of the dealer-manager agreement with Resource Securities, the Company pays Resource Securities a selling commission of up to 7% of gross public offering proceeds and a dealer-manager fee of up to 3% of gross offering proceeds.
Resource Securities reallows all selling commissions earned and up to 1% of the dealer-manager fee as a marketing fee to participating broker-dealers.  No selling commissions or dealer-manager fees are earned by Resource Securities in connection with sales under the distribution reinvestment plan.  Additionally, the Company may reimburse Resource Securities for bona fide due diligence expenses.
For the years ended December 31, 2012 and 2011, Resource Securities earned selling commissions and dealer manager fees of $12.4 million and $5.5 million, respectively.  There were no due diligence expense reimbursements during the years ended December 31, 2012 and 2011.  As of December 31, 2012 and 2011, a total of $277,000 and $152,000, respectively, of these fees were unpaid and due to Resource Securities.  A portion of these unpaid balances as of 2012 have been offset by $8,500 of certain expenses paid by the Company on behalf of Resource Securities.
Relationship with Other Related Parties
The Company has also made payment for legal services to the law firm of Ledgewood P.C. (“Ledgewood”).  Until 1996, the Chairman of RAI was of counsel to Ledgewood.  In connection with the termination of his affiliation with Ledgewood and its redemption of his interest, the Chairman continues to receive certain payments from Ledgewood.  Until March 2006, a current executive of RAI was the managing member of Ledgewood.  This executive remained of counsel to Ledgewood through June 2007, at which time he became an Executive Vice President of RAI.  In connection with his separation, this executive is entitled to receive payments from Ledgewood through 2013.  For the years ended December 31, 2012 and 2011, the Company paid legal fees to Ledgewood totaling $131,000 and $31,000, respectively.
The Company utilizes the services of a printing company, Graphic Images, LLC (“Graphic Images”), whose principal owner is the father of RAI’s Chief Financial Officer.  The Company paid to Graphic Images $623,000 and $335,000 for printing services during the years ended December 31, 2012 and 2011, respectively.

EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
EQUITY
EQUITY
Preferred Stock
The Company’s charter authorizes the Company to issue 10.0 million shares of its $0.01 par value preferred stock.  As of December 31, 2012 and 2011, no shares of preferred stock were issued and outstanding.
Common Stock
As of December 31, 2012, the Company had issued an aggregate of 1,283,727 shares of its $0.01 par value common stock in connection with its private offering, and 21,008,880 shares of its common stock (including stock dividends and shares issued under the distribution reinvestment plan - see below) in connection with its currently ongoing public offering.  On June 15, 2010, the Advisor exchanged 4,500 common shares for 45,000 shares of the Company’s convertible stock. Additionally, 11,077 shares of common stock were redeemed by stockholders for $110,736 during 2012, pursuant to the Company's share redemption program. Therefore, 22,277,030 shares of common stock are outstanding as of December 31, 2012.
Convertible Stock
As of December 31, 2012 and 2011, the Company had 50,000 shares of $0.01 par value convertible stock outstanding of which the Advisor and affiliated persons own 49,063 shares and outside investors own 937 shares.  The convertible stock will convert into shares of the Company’s common stock upon the occurrence of one of two events:  first, if the Company has paid distributions to common stockholders that in the aggregate equal 100% of the price at which the Company originally sold the shares plus an amount sufficient to produce a 10% cumulative, non-compounded annual return on the shares at that price; and secondly, if the Company lists its common stock on a national securities exchange and, on the 31st trading day after listing, the Company’s value based on the average trading price of its common stock since the listing, plus prior distributions, combine to meet the same 10% return threshold.
Redemption of Securities
During the year ended December 31, 2012, the Company redeemed its shares as follows:

Period	Total Number of Shares Redeemed (1)	Average Price Paid per Share	Total Number of Shares Purchased as Part of a Publicly Announced Plan or Program (2)	Approximate Dollar Value of Shares Available That May Yet Be Redeemed Under the Program
October 2012	—	—	3,283	(3)
November 2012	—	—	3,283	(3)
December 2012	7,794	$6.58	11,077	(3)

(1)	All redemptions of equity securities by the Company in the year ended December 31, 2012 were made pursuant to the Company's share redemption program.

(2)	The redemption program commenced on June 16, 2010 and was subsequently amended on September 29, 2011.

(3)	The Company currently limits the dollar value and number of shares that may be redeemed under the program.
All redemption requests tendered were honored during the year ended December 31, 2012.
The Company will not redeem in excess of 5% of the weighted-average number of shares outstanding during the 12-month period immediately prior to the effective date of redemption. The Company's board of directors will determine at least quarterly whether it has sufficient excess cash to repurchase shares. Generally, the cash available for redemptions will be limited to proceeds from the Company's distribution reinvestment plan plus, if the Company has positive operating cash flow from the previous fiscal year, 1% of all operating cash flow from the previous year.
The Company's board of directors, in its sole discretion, may suspend, terminate or amend the Company's share redemption program without stockholder approval upon 30 days' notice if it determines that such suspension, termination or amendment is in the Company's best interest. The Company's board may also reduce the number of shares purchased under the share redemption program if it determines the funds otherwise available to fund the Company's share redemption program are needed for other purposes. These limitations apply to all redemptions, including redemptions sought upon a stockholder's death, qualifying disability or confinement to a long-term care facility.
Distribution Reinvestment Plan
As of December 31, 2012, a total of 110,740 shares have been issued under the distribution reinvestment plan.
Distributions
On May 31, 2012, the Company paid a special cash distribution of $1.9 million ($0.15 per common share) to stockholders of record as of the close of business on May 15, 2012, which was funded from a portion (approximately 20%) of the proceeds from the Iroquois Mortgage Loan.  Approximately $1.1 million of the distribution was reinvested in shares of the Company’s common stock pursuant to the distribution reinvestment plan.
On November 15, 2012, the Company's Board of Directors declared another special cash distribution of $1.7 million ($0.075 per common share) to stockholders of record as of the close of business on December 31, 2012, which was paid on January 15, 2013,  which was funded from certain cash flowing properties. Approximately $1.1 million of these distributions was invested in shares of the Company’s common stock pursuant to the distribution reinvestment plan.
The Company has declared seven quarterly stock distributions of 0.015 shares and one quarterly distribution of 0.0075 shares per each share of its common stock outstanding. In connection with these stock distributions, the Company increased its accumulated deficit by $9.7 million as of December 31, 2012.

FAIR VALUE MEASURES AND DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURES AND DISCLOSURES
FAIR VALUE MEASURES AND DISCLOSURES
In analyzing the fair value of its investments accounted for on a fair value basis, the Company follows the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The Company determines fair value based on quoted prices when available or, if quoted prices are not available, through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The fair value of cash, tenant receivables and accounts payable, approximate their carrying value due to the their short nature.  The hierarchy followed defines three levels of inputs that may be used to measure fair value:
Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 - Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment.  The Company evaluates its hierarchy disclosures each quarter; depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.  However, the Company expects that changes in classifications between levels will be rare.
Rental properties obtained through a foreclosed note are measured at fair value on a non-recurring basis.  The fair value of rental properties is usually estimated based on information obtained from a number of sources, including information obtained about each property as a result of pre-acquisition due diligence, marketing and leasing activities.  The Company allocates the purchase price of properties to acquired tangible assets, consisting of land, buildings, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the value of in-place leases and the value of tenant relationships, based in each case on their fair values.
The following table presents information about the Company’s rental properties measured at fair value on a non-recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

	Level 1	Level 2	Level 3	Total
For the year ended December 31, 2012:
Assets:
Cannery	$—	$—	$8,917	$8,917
Campus Club	—	—	8,535	8,535
Rental properties, net	$—	$—	$17,452	$17,452

For the year ended December 31, 2011:
Assets:
Vista	$—	$—	$12,000	$12,000
Rental properties, net	$—	$—	$12,000	$12,000

The carrying and fair values of the Company’s loans held for investment, net, mortgage note payable and revolving credit facility were as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loans held for investment, net	$11,109	$11,109	$16,356	$16,356

Mortgage note payable	$(9,043)	$(9,043)	$—	$—

Revolving credit facility	$(760)	$(760)	$—	$—

The fair value of the loans held for investment, net, was estimated by comparing the recorded amount of the loan to the fair value of the collateral.
The fair value of the mortgage note payable was estimated using rates available to the Company for debt with similar terms and remaining maturities.
The fair value of the revolving credit facility equals the carrying amount because the credit facility interest rate is variable.

OPERATING EXPENSE LIMITATION WAIVER	12 Months Ended
Dec. 31, 2012
OPERATING EXPENSE LIMITATION WAIVER [Abstract]
OPERATING EXPENSE LIMITATION WAIVER
OPERATING EXPENSE LIMITATION WAIVER
Under its charter, the Company must limit its total operating expenses to the lesser of 2% of its average invested assets or 25% of its net income for the four most recently completed fiscal quarters, unless the conflicts committee of the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors.  Operating expenses for the four quarters ended December 31, 2012 exceeded the charter imposed limitation; however, the conflicts committee of the board of directors determined that the excess was justified for these periods given the costs of operating a public company and the early stage of the Company’s operations.

GAIN ON INSURANCE CLAIM	12 Months Ended
Dec. 31, 2012
GAINS ON INSURANCE CLAIMS [Abstract]
GAIN ON INSURANCE CLAIM
GAIN ON INSURANCE CLAIM
On January 3, 2012, a fire damaged five units at the Town Park Apartments.  The Company was insured for both the property damage and the loss of rental income.  The Company reduced the net carrying value of the building and improvements by $98,000 and established a receivable for the expected insurance proceeds of $275,000, net of the $25,000 deductible.  During the year ended December 31, 2012, the Company received insurance proceeds of $275,000.  Additional non-capitalizable expenses incurred in conjunction with the claim totaled $1,000.  Accordingly, these expenses and the excess of proceeds were recorded as insurance proceeds in excess of cost basis.  An additional receivable of $13,000 for the loss of rental income was recorded to rental income, which was received in 2012. The results of operations of Town Park are included in discontinued operations for the years ended December 31, 2012 and 2011.

GAIN ON FORECLOSURES	12 Months Ended
Dec. 31, 2012
GAIN ON FORECLOSURE [Abstract]
GAIN ON FORECLOSURES
GAIN ON FORECLOSURES
The Company recorded the following gains related to foreclosures that occurred during the year ended December 31, 2012:

•
Crestwood Notes.  On March 14, 2012, the Company received $346,000 from the guarantor of the Crestwood Notes in full satisfaction of certain guarantees entered into by an affiliate of the borrower with the original lender. The results of operations of Town Park (which served as the collateral for the Crestwood Notes) are included in discontinued operations for the years ended December 31, 2012 and 2011.

•
Heatherwood Note.  On the day of foreclosure, the fair value of the property exceeded the Company’s carrying value of the Heatherwood Note by $248,000.  Pursuant to a settlement agreement with the borrower dated May 25, 2012, the Company received $625,000 related to insurance proceeds from a loss at the Heatherwood Apartments prior to foreclosure.  In May 2012, the Company also recorded adjustments to security deposits totaling $14,000. The results of operations of Heatherwood are included in discontinued operations for the years ended December 31, 2012 and 2011.

•
Cannery Note.  On February 19, 2013, an appraisal of the fair value of the property on the date of foreclosure was completed. The results revealed that, on the day of foreclosure, the Company’s fair value of the property exceeded the carrying value of the Cannery Note by $2.0 million. An additional payment of $306,000 was received by the Company in satisfaction of a settlement agreement with the borrower under the Cannery Note. The Company also recorded adjustments to security deposits totaling $99,000, which reduced the gain.

•
Campus Club Note. On January 10, 2013, an appraisal of the fair value of the Company on the date of foreclosure was completed. The results revealed that, on the day of foreclosure, the Company’s fair value of the property exceeded the carrying value of the Campus Club Note by $688,000.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
From January 1, 2013 to March 27, 2013, the Company raised approximately $51.7 million in offering proceeds through the issuance of approximately 5.2 million shares of common stock under its initial public offering.  As of March 27, 2013, approximately 48.7 million shares remained available for sale to the public under the initial public offering, exclusive of shares available under the Company’s distribution reinvestment plan.
On January 22, 2013, the Company took title to the property securing the Deerfield Note after the borrower's redemption period terminated.
On March 28, 2013, the Company purchased the Armand Place Apartments, a 244 unit, multifamily residential apartment community located in Houston, Texas, for $11.8 million.
On March 13, 2013, the Company purchased Kenwick Place and Canterbury Apartments, a 244 unit, multifamily residential apartment community located in Lexington, Kentucky, for $6.9 million.
On March 7, 2013, the Company entered into an agreement to sell Town Park Apartments for $10.25 million. The Company sold the property to an unaffiliated purchaser on April 30, 2013. Accordingly, the operations of Town Park Apartments have been reflected as discontinued operations.
The Company sold Heatherwood Apartments to an unaffiliated purchaser for a purchase price of $1.0 million on April 18, 2013. The purchaser received seller financing of $800,000 and paid cash of $200,000 in connection with the sale.  Accordingly, the operations of Heatherwood Apartments have been reflected as discontinued operations.
The Company has evaluated subsequent events and determined that no events have occurred, other than those disclosed above and in Note 7, which would require an adjustment to the consolidated financial statements.

SCHEDULE III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III Real Estate and Accumulated Depreciation
SCHEDULE III
Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H	Column I
Description	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross Amount at which carried at close of period	Accumulated Depreciation	Date of Construction	Date Acquired	Life on which depreciation in latest income is computed
		Buildings and Land Improvements	Improvements Carrying Costs	Buildings and Land Improvements Total
Real estate owned:
Residential	$—	$225	$13	$238	$(19)	1961	8/26/2010	3 - 27.5 years
Omaha, NE

Residential	—	7,800	3,180	10,980	(1,114)	1978	10/5/2010	3 - 27.5 years
Houston, TX

Residential	—	12,000	1,469	13,469	(654)	1961	8/2/2011	3 - 27.5 years
Philadelphia, PA

Residential	—	8,300	(150)	8,150	(267)	2005	10/21/2011	3 - 27.5 years
Tampa, FL

Residential	—	7,100	1,319	8,419	(265)	1838	6/6/2012	3 - 27.5 years
Dayton, OH

Residential	—	41,025	2,318	43,343	(920)	1966	6/20/2012	3 - 27.5 years
Cincinnati, OH

Residential	—	11,400	6,717	18,117	(1,023)	1982	3/29/2012	3 - 27.5 years
Houston, TX

Residential	—	2,050	11	2,061	(5)	1974	12/6/2012	3 - 27.5 years
Oklahoma City, OK

Residential	—	2,275	4	2,279	(5)	1974	12/7/2012	3 - 27.5 years
Memphis, TN

Residential	—	5,500	11	5,511	—	1978	12/21/2012	3 - 27.5 years
Houston, TX

Residential	—	14,425	20	14,445	—	2000	12/19/2012	3 - 27.5 years
Harris County, TX
	$—	$112,100	$14,912	$127,012	$(4,272)

	Years Ended
	December 31,
	2012	2011
Balance, beginning of the period	$22,016	$8,401
Additions during period:
Acquisitions	93,548	10,789
Improvements, etc.	11,448	2,826
Balance, at close of period	$127,012	$22,016

SCHEDULE IV Morgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV Mortgage Loans on Real Estate
SCHEDULE IV
Mortgage Loans on Real Estate
December 31, 2012
(in thousands)

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H
Description	Interest rate	Final maturity date	Periodic payment term	Prior liens	Face amount f mortgages	Carrying amount of mortgages	Principal amount of loans subject to delinquent principal or interest

Residential Columbia City, IN	Fixed interest rate of 7.5%	10/28/2021	n/a	n/a	$1,058	$730	$—

Residential Kalamazoo, MI	Variable interest rate between 7.0 and 7.39%	12/30/2013	n/a	n/a	242	229	—

Residential Hermantown, MN	Fixed interest rate of 5.995%	4/1/2017	n/a	n/a	10,300	10,150	—
					$11,600	$11,109	$—

Year Ended December 31,
2012
Balance, beginning of the period	$17,997
Additions	27
New loans	10,300
Reductions	(487)
Foreclosures	(16,728)
Balance, end of the period	$11,109

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as follows:

Subsidiary	Apartment Complex	Number of Units	Location
RRE Opportunity Holdings, LLC	N/A	N/A	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP	N/A	N/A	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC (“107th Avenue”)	107th Avenue	5	Omaha, Nebraska
RRE Westhollow Holdings, LLC (“Westhollow”)	Arcadia	404	Houston, Texas
RRE Crestwood Holdings, LLC (“Crestwood”)	Town Park (a)	270	Birmingham, Alabama
RRE Iroquois, LP (“Vista”)	Vista	133	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC	N/A	N/A	Wilmington, Delaware
RRE Campus Club Holdings, LLC (“Campus Club”)	Campus Club	64	Tampa, Florida
RRE Heatherwood Holdings, LLC (“Heatherwood”)	Heatherwood (a)	184	Inkster, Michigan
RRE Bristol Holdings, LLC (“Bristol”)	The Redford	856	Houston, Texas
RRE Cannery Holdings, LLC (“Cannery”)	Cannery Lofts	156	Dayton, Ohio
RRE Williamsburg Holdings, LLC (“Williamsburg”)	Williamsburg	976	Cincinnati, Ohio
RRE Skyview Holdings, LLC ("Skyview")	Skyview	360	Houston, TX
RRE Park Forest Holdings, LLC ("Park Forest")	Park Forest	216	Oklahoma City, OK
RRE Foxwood Holdings, LLC ("Foxwood")	Foxwood	220	Memphis, TN
RRE Flagstone Holdings, LLC ("Flagstone")	Flagstone	292	Houston, TX

N/A - not applicable
(a) - Discontinued operations
All intercompany accounts and transactions have been eliminated in consolidation.

Recent Accounting Standards
The adoption of the following standard issued by the Financial Accounting Standards Board (“FASB”) did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
Fair Value Measurements.  In May 2011, FASB issued an amendment to revise the wording used to describe the requirements for measuring fair value and for disclosing information about fair value measurements.  For many of the requirements, FASB does not intend for the amendments to result in a change in the application of the current requirements.  Some of the amendments clarify FASB’s intent about the application of existing fair value measurement requirements, such as specifying that the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets.  Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements such as specifying that, in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability.  This guidance became effective for the Company beginning January 1, 2012 and did not result in a material impact to the consolidated financial statements.

Use of Estimates
The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Rental Properties
The Company records acquired rental properties at fair value. The Company considers the period of future benefit of an asset to determine its appropriate useful life and depreciates using the straight line method.  The Company anticipates the estimated useful lives of its assets by class as follows:

Buildings	27.5 years
Building improvements	3.0 to 27.5 years
Tenant improvements	Shorter of lease term or expected useful life

Impairment of Long-Lived Assets
When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for permanent impairment.  This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition.  The review also considers factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors.
An impairment loss will be recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used.  For properties held for sale, the impairment loss would be the adjustment to fair value less the estimated cost to dispose of the asset.  For the year ended December 31, 2012, we recorded a $400,000 impairment charge for Heatherwood. The results of operations of Heatherwood are included in discontinued operations for the year ended December 31, 2012.

Loans Held for Investment, Net
The Company records acquired performing loans held for investment at cost and reviews them for potential impairment at each balance sheet date.  The Company considers a loan to be impaired if one of two conditions exists.  The first condition is if, based on current information and events, management believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The second condition is if the loan is deemed to be a troubled-debt restructuring (“TDR”) where a concession has been given to a borrower in financial difficulty.  These TDRs may not have an associated specific loan loss allowance if the principal and interest amount is considered recoverable based on current market conditions, expected collateral performance and/or guarantees made by the borrowers.
The amount of impairment, if any, is measured by comparing the recorded amount of the loan to the present value of the expected cash flows or, as a practical expedient, the fair value of the collateral.  If a loan is deemed to be impaired, the Company records a reserve for loan losses through a charge to income for any shortfall.
Interest income from performing loans held for investment is recognized based on the contractual terms of the loan agreement.  Fees related to any buy down of the interest rate are deferred as prepaid interest income and amortized over the term of the loan as an adjustment to interest income.  The initial investment made in a purchased performing loan includes the amount paid to the seller plus fees.  The initial investment frequently differs from the related loan’s principal amount at the date of the purchase.  The difference is recognized as an adjustment of the yield over the life of the loan.  Closing costs related to the purchase of a performing loan held for investment are amortized over the term of the loan and accreted as an adjustment to interest income.
The Company may acquire real estate loans at a discount due to the credit quality of such loans and the respective borrowers under such loans.  Revenues from these loans are recorded under the effective interest method.  Under this method, an effective interest rate (“EIR”) is applied to the cost basis of the real estate loan held for investment.  The EIR that is calculated when the loan held for investment is acquired remains constant and is the basis for subsequent impairment testing and income recognition.  However, if the amount and timing of future cash collections are not reasonably estimable, the Company accounts for the real estate receivable on the cost recovery method.  Under the cost recovery method of accounting, no income is recognized until the basis of the loan held for investment has been fully recovered.

Allocation of Purchase Price of Acquired and Foreclosed Assets
The cost of rental properties acquired as a fee interest and rental properties which are acquired through foreclosing on a loan are allocated to net tangible and intangible assets based on relative fair values.  The Company allocates the purchase price of properties to acquired tangible assets, consisting of land, buildings, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the value of in-place leases and the value of tenant relationships, based in each case on their fair values. Fair value estimates are based on information obtained from a number of sources, including information obtained about each property as a result of pre-acquisition due diligence, marketing and leasing activities.
In allocating purchase price, management also includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period.  Management also estimates costs to execute similar leases including leasing commissions and legal and other related expenses to the extent that such costs have not already been incurred in connection with a new lease origination as part of the transaction.
The Company records above-market and below-market in-place lease values for acquired properties based on the present value (using an interest rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease.  The Company amortizes any capitalized above-market or below-market lease values as an increase or reduction to rental income over the remaining non-cancelable terms of the respective leases.
The Company measures the aggregate value of other intangible assets acquired based on the difference between (i) the property valued with existing in-place leases adjusted to market rental rates and (ii) the property valued as if it were vacant.  Management’s estimates of value are made using methods similar to those used by independent appraisers (e.g., discounted cash flow analysis).  Factors to be considered by management in its analysis include an estimate of carrying costs during hypothetical expected lease-up periods considering current market conditions and costs to execute similar leases.
The total amount of other intangible assets acquired is further allocated to customer relationship intangible values based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant.  Characteristics to be considered by management in allocating these values include the nature and extent of the Company’s existing relationships with the tenant, the tenant’s credit quality and expectations of lease renewals (including those existing under the terms of the lease agreement), among other factors.
The Company amortizes the value of in-place leases to expense over the average remaining term of the respective leases.  The value of customer relationship intangibles are amortized to expense over the initial term and any renewal periods in the respective leases, but in no event will the amortization periods for the intangible assets exceed the remaining depreciable life of the building.  Should a tenant terminate its lease, the unamortized portion of the in-place lease value and customer relationship intangibles associated with that tenant would be charged to expense in that period.

The determination of the fair value of the assets and liabilities acquired requires the use of significant assumptions with regard to current market rental rates, discount rates and other variables.  The use of inappropriate estimates would result in an incorrect assessment of the purchase price allocations, which could impact the amount of the Company’s reported net income.  Initial purchase price allocations are subject to change until all information is finalized, which is generally within one year of the acquisition date.

Discontinued Operations
The Company reports its property dispositions as discontinued operations. Assuming no significant continuing involvement by the Company after the sale, the sale of property is considered a discontinued operation.

Revenue Recognition
The Company recognizes minimum rent, including rental abatements and contractual fixed increases attributable to operating leases, on a straight-line basis over the term of the related lease and includes amounts expected to be received in later years in deferred rents.  The Company records property operating expense reimbursements due from tenants for common area maintenance, real estate taxes and other recoverable costs in the period in which the related expenses are incurred.
The specific timing of a sale is measured against various criteria related to the terms of the transaction and any continuing involvement associated with the property.  If the criteria for gain recognition under the full-accrual method are not met, the Company defers gain recognition and accounts for the continued operations of the property by applying the percentage-of-completion, reduced profit, deposit, installment or cost recovery methods, as appropriate, until the appropriate criteria are met.
The future minimum rental payments to be received from noncancelable operating leases are $11.3 million and $55,000 for the years ending December 31, 2013 and 2014, respectively, and none thereafter.

Tenant Receivables
Tenant receivables are stated in the financial statements at amounts due from tenants net of an allowance for uncollectible receivables.  Payment terms vary and receivables outstanding longer than the payment terms are considered past due.  The Company determines its allowance by considering a number of factors, including the length of time receivables are past due, security deposits held, the Company’s previous loss history, the tenants’ current ability to pay their obligations to the Company, the condition of the general economy and the industry as a whole.  The Company writes off receivables when they become uncollectible.  At December 31, 2012 and 2011, there were allowances for uncollectible receivables of $8,200 and $200, respectively.

Deferred Offering Costs
Through December 31, 2012, the Advisor has advanced $5.9 million on behalf of the Company for the payment of public offering costs consisting of accounting, advertising, allocated payroll, due diligence, marketing, legal and similar costs.  A portion of these costs is charged to equity upon the sale of each share of common stock sold under the public offering.  Similarly, a portion of the proceeds received from the sales of shares in the Company's public offering is paid to the Advisor to reimburse it for the amount incurred on behalf of the Company.  Deferred offering costs represent the portion of the total costs incurred that have not been charged to equity to date and are the major component of Due to Related Parties as reflected on the consolidated balance sheets.  As of December 31, 2012 and 2011, $5.9 million and $1.4 million, respectively, have been reimbursed to the Advisor.  Upon completion of the public offering, any deferred offering costs in excess of reimbursements will be charged back to the Advisor.

Income Taxes
To maintain its REIT qualification for U.S. federal income tax purposes, the Company is generally required to distribute at least 90% of its taxable net income (excluding net capital gains) to its stockholders as well as comply with other requirements, including certain asset, income and stock ownership tests.  Accordingly, the Company generally will not be subject to corporate U.S. federal income taxes to the extent that it annually distributes at least 90% of its taxable net income to its stockholders.  If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, it is subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which it fails its REIT qualification.  Accordingly, the Company’s failure to qualify as a REIT could have a material adverse impact on its results of operations and amounts available for distribution to its stockholders.
The dividends-paid deduction of a REIT for qualifying dividends to its stockholders is computed using the Company’s taxable income as opposed to net income reported on the financial statements.  Generally, taxable income differs from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not financial accounting principles.
The Company may elect to treat certain of its subsidiaries as a taxable REIT subsidiary (“TRS”). In general, the Company’s TRSs may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business.  A TRS is subject to U.S. federal, state and local corporate income taxes.  As of December 31, 2012 and 2011, the Company had no TRSs.
The Company evaluates the benefits of tax positions taken or expected to be taken in its tax returns.  Only the largest amount of benefits from tax positions that will more likely than not be sustainable upon examination are recognized by the Company.  The Company does not have any unrecognized tax benefits, nor interest and penalties, recorded in its consolidated financial statements and does not anticipate significant adjustments to the total amount of unrecognized tax benefits within the next 12 months.
The Company is subject to examination by the U.S. Internal Revenue Service and by the taxing authorities in other states in which the Company has significant business operations.  The Company is not currently undergoing any examinations by taxing authorities.

Earnings Per Share
Basic earnings per share are calculated on the basis of the weighted-average number of common shares outstanding during the year.  Basic earnings per share are computed by dividing income available to common stockholders by the weighted-average common shares outstanding during the period.  Diluted earnings per share take into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted to common stock.  Due to reported losses for the periods presented, the convertible shares (discussed in Note 13) are not included in the diluted earnings per share calculations.  For the purposes of calculating earnings per share all common shares and per common share information in the financial statements have been adjusted retroactively for the effect of seven separate 1.5% stock distributions issued to stockholders of record and one 0.75% stock distribution to stockholders of record on December 31, 2012.
Reclassifications
Certain amounts in the prior year financial statements have been reclassified to conform to the current-year presentation. The impact of the reclassifications made to prior year amounts are not material and did not affect net income (loss).

Reclassifications
Certain amounts in the prior year financial statements have been reclassified to conform to the current-year presentation. The impact of the reclassifications made to prior year amounts are not material and did not affect net income (loss).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Wholly Owned Subsidiaries Information
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as follows:

Subsidiary	Apartment Complex	Number of Units	Location
RRE Opportunity Holdings, LLC	N/A	N/A	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP	N/A	N/A	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC (“107th Avenue”)	107th Avenue	5	Omaha, Nebraska
RRE Westhollow Holdings, LLC (“Westhollow”)	Arcadia	404	Houston, Texas
RRE Crestwood Holdings, LLC (“Crestwood”)	Town Park (a)	270	Birmingham, Alabama
RRE Iroquois, LP (“Vista”)	Vista	133	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC	N/A	N/A	Wilmington, Delaware
RRE Campus Club Holdings, LLC (“Campus Club”)	Campus Club	64	Tampa, Florida
RRE Heatherwood Holdings, LLC (“Heatherwood”)	Heatherwood (a)	184	Inkster, Michigan
RRE Bristol Holdings, LLC (“Bristol”)	The Redford	856	Houston, Texas
RRE Cannery Holdings, LLC (“Cannery”)	Cannery Lofts	156	Dayton, Ohio
RRE Williamsburg Holdings, LLC (“Williamsburg”)	Williamsburg	976	Cincinnati, Ohio
RRE Skyview Holdings, LLC ("Skyview")	Skyview	360	Houston, TX
RRE Park Forest Holdings, LLC ("Park Forest")	Park Forest	216	Oklahoma City, OK
RRE Foxwood Holdings, LLC ("Foxwood")	Foxwood	220	Memphis, TN
RRE Flagstone Holdings, LLC ("Flagstone")	Flagstone	292	Houston, TX

N/A - not applicable
(a) - Discontinued operations

Estimated Useful Lives of Assets
The Company anticipates the estimated useful lives of its assets by class as follows:

Buildings	27.5 years
Building improvements	3.0 to 27.5 years
Tenant improvements	Shorter of lease term or expected useful life

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table presents supplemental cash flow information (in thousands):

	Years Ended
	December 31,
	2012	2011
Non-cash activities:
Investor contributions held in escrow which converted to common stock	$1,686	$627
Property and intangibles received on foreclosure of loans held for investment	17,846	11,538
Stock distributions issued	7,662	2,107
Cash distributions on common stock declared but not yet paid	1,671	—
Deferred financing costs and escrow deposits funded directly by mortgage note and revolving credit facility	875	—

Cash paid during the period for:
Interest	$328	$3

RENTAL PROPERTIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Investments, Net [Abstract]
Investments in Rental Properties
The Company’s investments in rental properties consisted of the following (in thousands):

	December 31,
	2012	2011
Land	$16,378	$2,131
Building and improvements	102,037	19,223
Furniture, fixtures and equipment	5,871	949
Construction in progress	1,083	—
	125,369	22,303
Less: accumulated depreciation	(4,271)	(711)
	$121,098	$21,592

LOANS HELD FOR INVESTMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
LOANS HELD FOR INVESTMENT, NET [Abstract]
Aging of Loans Held for Investment
The following table provides the aging of the Company’s loans held for investment (dollars in thousands):

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Current	$959	9%	$956	6%

Delinquent:
30−89 days	10,150	91%	8,300	51%
90−180 days	—	—%	—	—%
Greater than 180 days	—	—%	7,100	43%
	$11,109	100%	$16,356	100%

Credit Quality of Loans Held for Investment
The following table provides information about the credit quality of the Company’s loans held for investment, net, (in thousands):

	December 31,
	2012	2011
Loans:
Performing	$959	$956
Nonperforming	10,150	15,400
Total	$11,109	$16,356

ACQUISITIONS AND FORECLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Campus Club Apartments - Tampa, Florida [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$1,650
Buildings	5,965
Site improvements	285
Personal property	200
8,100
Acquired intangibles − in-place leases	435
Fair value assigned	$8,535

Heatherwood Apartments - Inkster, Michigan [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the fair value (in thousands) of the Heatherwood Apartments and related net assets acquired in exchange for the Heatherwood Note:

Rental property:
Land	$310
Buildings	1,412
1,722
Acquired intangibles − in-place leases	178
Security deposit liability	(11)
Fair value assigned	$1,889

The Redford - Houston, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$4,073
Buildings	4,750
Site improvements	401
Furniture, fixtures & equipment	262
Tenant improvements	84
9,570
Acquired intangibles − in-place leases	1,558
Leasing commissions	209
Legal & marketing costs	63
Fair value assigned	$11,400

Cannery Lofts - Dayton, Ohio [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Land	$160
Buildings	7,418
Site improvements	10
Parking garage	392
Tenant improvements	93
Personal property	200
8,273
Acquired intangibles − in-place leases	609
Leasing commissions	27
Legal fees	8
Fair value assigned	$8,917

Williamsburg Apartments - Cincinnati, Ohio [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$3,223
Site Improvements	2,758
Buildings	32,353
Personal Property	1,007
39,341
Acquired intangibles − in-place leases	1,909
Prepaid real estate insurance	49
Accrued expenses	(37)
Security deposits	(208)
Prepaid rents	(29)
Fair value assigned	$41,025

Park Forest Apartments - Oklahoma City, Oklahoma [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$572
Buildings	1,389
1,961
Acquired intangibles − in-place leases	88
Prepaid real estate insurance	14
Security deposits	(16)
Fair value assigned	$2,047

Foxwood Apartments - Memphis, Tennessee [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$591
Buildings	1,449
2,040
Acquired intangibles − in-place leases	236
Prepaid real estate insurance	16
Accrued expenses	(57)
Security deposits	(32)
Prepaid rents	(1)
Fair value assigned	$2,202

Skyview at Palm Center - Harris County, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$2,535
Buildings	11,283
13,818
Acquired intangibles − in-place leases	608
Prepaid real estate insurance	49
Accrued expenses	(14)
Security deposits	(40)
Prepaid rents	(14)
Fair value assigned	$14,407

Flagstone Gardens - Houston, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$1,444
Buildings	3,795
5,239
Acquired intangibles − in-place leases	262
Prepaid real estate insurance	54
Security deposits	(13)
Fair value assigned	$5,542

DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Results of Discontinued Operations
The results of discontinued operations are summarized for the years ended December 31, 2012 and 2011 as follows (in thousands):

	Years Ended
	December 31,
	2012	2011
Revenues:
Rental income	$3,132	$1,530
Gain on foreclosure	1,232	—
Interest income	—	1
Total revenues	4,364	1,531

Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	—
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$298	$(976)

Weighted average common shares outstanding	14,886	5,652

Basic and diluted income (loss) per common share	$0.02	$(0.17)

IDENTIFIED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Rental and Antennae Leases
Expected amortization for the rental and antennae leases for the next five years ending December 31, and thereafter, is as follows (in thousands):

2013	$1,447
2014	16
2015	16
2016	16
2017	16
Thereafter	130
$1,641

MORTGAGE NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of the Mortgage Note Payable
The following is a summary of the mortgage note payable (in thousands, except percentages):

Collateral	Balance Outstanding at December 31, 2012	Maturity Date	Annual Interest Rate		Average Monthly Debt Service
Vista Apartments	$9,043	5/1/2017	2.82%	(1)	$38

(1)	One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61% margin.

Annual Principal Payments on the Mortgage Note Payable	Annual principal payments on the mortgage note payable for each of the next five years ending December 31 are as follows (in thousands):

2013	$195
2014	201
2015	207
2016	212
2017	8,228
$9,043

DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
Estimated Amortization of Deferred Financing Costs	Estimated amortization of the existing deferred financing costs for the years ending December 31, are as follows (in thousands):

2013	$244
2014	218
2015	42
2016	41
2017	16
$561

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Payables to Related Parties
In the ordinary course of its business operations, the Company has ongoing relationships with several related parties.  The amounts payable to such related parties are summarized in the following table (in thousands):

	December 31,
	2012	2011
Due to related parties:
Advisor and its affiliates	$119	$3,685
Resource Securities, Inc.	268	152
Resource Real Estate Opportunity Manager, LLC	278	71
Other	6	6
	$671	$3,914

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Redemption of Securities
During the year ended December 31, 2012, the Company redeemed its shares as follows:

Period	Total Number of Shares Redeemed (1)	Average Price Paid per Share	Total Number of Shares Purchased as Part of a Publicly Announced Plan or Program (2)	Approximate Dollar Value of Shares Available That May Yet Be Redeemed Under the Program
October 2012	—	—	3,283	(3)
November 2012	—	—	3,283	(3)
December 2012	7,794	$6.58	11,077	(3)

(1)	All redemptions of equity securities by the Company in the year ended December 31, 2012 were made pursuant to the Company's share redemption program.

(2)	The redemption program commenced on June 16, 2010 and was subsequently amended on September 29, 2011.

(3)	The Company currently limits the dollar value and number of shares that may be redeemed under the program.

FAIR VALUE MEASURES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Rental Properties, Net, Measured at Fair Value on a Non-recurring Basis
The following table presents information about the Company’s rental properties measured at fair value on a non-recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

	Level 1	Level 2	Level 3	Total
For the year ended December 31, 2012:
Assets:
Cannery	$—	$—	$8,917	$8,917
Campus Club	—	—	8,535	8,535
Rental properties, net	$—	$—	$17,452	$17,452

For the year ended December 31, 2011:
Assets:
Vista	$—	$—	$12,000	$12,000
Rental properties, net	$—	$—	$12,000	$12,000

Carrying and Fair Values of the Company's Loans Held for Investment, Net, Mortgage Note Payable and Revolving Credit Facility
The carrying and fair values of the Company’s loans held for investment, net, mortgage note payable and revolving credit facility were as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loans held for investment, net	$11,109	$11,109	$16,356	$16,356

Mortgage note payable	$(9,043)	$(9,043)	$—	$—

Revolving credit facility	$(760)	$(760)	$—	$—

NATURE OF BUSINESS AND OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 15, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member] Advisor [Member]	Jun. 09, 2010 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Private Offering [Member]	Sep. 15, 2009 Common Stock [Member] Private Offering [Member]	Jun. 17, 2009 Common Stock [Member] Private Offering [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] Public Placement [Member] Advisor [Member]	Dec. 31, 2011 Common Stock [Member] Public Placement [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] IPO [Member]	Jun. 16, 2010 Common Stock [Member] IPO [Member]	Mar. 27, 2013 Common Stock [Member] IPO [Member] Subsequent Event [Member]	Mar. 27, 2013 Common Stock [Member] IPO [Member] Subsequent Event [Member]	Dec. 31, 2012 Common Stock [Member] IPO [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 16, 2010 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 15, 2010 Convertible Stock [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member]	Sep. 15, 2009 Convertible Stock [Member] Private Offering [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member] Advisor [Member]	Jun. 16, 2010 Maximum [Member] Distribution Reinvestment Plan [Member]	Sep. 15, 2009 Maximum [Member] Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Maximum [Member] Common Stock [Member] Public Placement [Member] Advisor [Member]	Jun. 16, 2010 Maximum [Member] Common Stock [Member] IPO [Member]
Securities Financing Transaction [Line Items]
Entity organized date	Jun 3, 2009
Percentage the advisor has agreed to invest									1.00%
Amount invested by non affiliated investors									$ 250,000,000
Amount agreed by advisor to be invested maximum																								2,500,000
Maximum shares under offering (in shares)	1,000,000,000	1,000,000,000																				7,500,000	5,000,000		75,000,000
Sale price of share (in dollars per share)							$ 10					$ 10					$ 9.5			$ 1
Proceeds from issuance of stock under private offering					12,800,000			200,000	1,300,000	315,000	208,900,000
Net proceeds from issuance from private placement					11,300,000
Payment of syndication costs	15,588,000	6,924,000			1,500,000
Issuance of common stock (in shares)					1,283,727	1,283,727		20,000	141,500	35,000	20,993,303			5,200,000	176,500	21,008,880			5,000		4,063
Stock acquired by outside investors (in shares)	0	0																	937
Common shares converted by advisor (in shares)			4,500	4,500
Convertible shares issued (in shares)				45,000														45,000
Offering proceeds, initial public offering	$ 128,947,000	$ 57,747,000												$ 51,700,000
Remaining number of shares available under initial public offering (in shares)													48,700,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocation of Purchase Price of Acquired Assets [Abstract]
Initial purchase price allocation subject to change, period	1 year
Revenue Recognition [Abstract]
Future minimum rental payments to be received from noncancelable operating leases - fiscal 2014	$ 11,300,000
Future minimum rental payments to be received from noncancelable operating leases - fiscal 2013	55,000
Tenant Receivable [Abstract]
Allowance for uncollectable receivables	8,200	200
Deferred Offering Costs [Abstract]
Advanced deferred offering cost	3,015,000	4,243,000
Income Taxes [Abstract]
Minimum percentage distribution (in hundredths)	90.00%
Number of years entity may be precluded from REIT qualifications (in years)	4 years
Common Stock [Member] | Dividend Distribution One [Member]
Earnings Per Share [Abstract]
Number of stock distributions	7
Common stock dividend rate (in hundredths)	1.50%
Common Stock [Member] | Dividend Distribution Two [Member]
Earnings Per Share [Abstract]
Number of stock distributions	1
Common stock dividend rate (in hundredths)	0.75%
Advisor [Member]
Deferred Offering Costs [Abstract]
Advanced deferred offering cost	5,900,000
Reimbursement of offering cost	5,900,000	1,400,000
Heatherwood Apartments [Member]
Impairment of Long Lived Assets [Abstract]
Loss on property impairment	$ 400,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Principles of Consolidation) (Details)	12 Months Ended
Dec. 31, 2012
RRE Opportunity Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	107th Avenue
Number of Units	5
Location	Omaha, Nebraska
RRE Westhollow Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Arcadia
Number of Units	404
Location	Houston, Texas
RRE Crestwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Town Park (a)	[1]
Number of Units	270	[1]
Location	Birmingham, Alabama	[1]
RRE Iroquois, LP [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Vista
Number of Units	133
Location	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
RRE Campus Club Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Campus Club
Number of Units	64
Location	Tampa, Florida
RRE Heatherwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Heatherwood (a)	[1]
Number of Units	184	[1]
Location	Inkster, Michigan	[1]
RRE Bristol Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	The Redford
Number of Units	856
Location	Houston, Texas
RRE Cannery Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Cannery Lofts
Number of Units	156
Location	Dayton, Ohio
RRE Williamsburg Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Williamsburg
Number of Units	976
Location	Cincinnati, Ohio
RRE Skyview Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Skyview
Number of Units	360
Location	Houston, TX
RRE Park Forest Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Park Forest
Number of Units	216
Location	Oklahoma City, OK
RRE Foxwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Foxwood
Number of Units	220
Location	Memphis, TN
RRE Flagstone Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Flagstone
Number of Units	292
Location	Houston, TX

[1]	Discontinued operations

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Rental Property Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Real Estate Properties [Line Items]
Estimated useful lives	27 years 6 months
Building Improvements [Member] | Minimum [Member]
Real Estate Properties [Line Items]
Estimated useful lives	3 years
Building Improvements [Member] | Maximum [Member]
Real Estate Properties [Line Items]
Estimated useful lives	27 years 6 months
Tenant improvements [Member]
Real Estate Properties [Line Items]
Estimated useful life description	Shorter of lease term or expected useful life

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-cash activities:
Investor contributions held in escrow which converted to common stock	$ 1,686	$ 627
Property and intangibles received on foreclosure of loans held for investment	17,846	11,538
Stock distributions issued	7,662	2,107
Cash distributions on common stock declared but not yet paid	1,671	0
Deferred financing costs and escrow deposits funded directly by mortgage note and revolving credit facility	875	0
Cash paid during the period for:
Interest	$ 328	$ 3

RENTAL PROPERTIES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments in rental properties [Abstract]
Land	$ 16,378	$ 2,131
Building and improvements	102,037	19,223
Furniture, fixtures and equipment	5,871	949
Construction in progress	1,083	0
Rental properties, gross	125,369	22,303
Less: accumulated depreciation	(4,271)	(711)
Rental properties, net	121,098	21,592
Depreciation expense	$ 3,800	$ 646

LOANS HELD FOR INVESTMENT, NET (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 21, 2012	Mar. 15, 2011 Promissory_Note	Dec. 31, 2012 Promissory_Note	Dec. 31, 2011
LOANS HELD FOR INVESTMENT, NET [Abstract]
Number of nonperforming promissory notes		2
Number of performing promissory notes		2
Purchase price of promissory note	$ 10,300,000	$ 3,100,000
Number of nonperforming promissory notes into forbearance agreement			1
Performing notes - accretable amount			1,300,000	1,300,000
Purchase discount, net			316,000	344,000
Unpaid loan balance				238,000
Loans impairment			0
Allowance for credit losses or charge-offs			$ 0

LOANS HELD FOR INVESTMENT, NET (Loans Held for Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Held for Investment [Line Items]
Total loans held for investment, net	$ 11,109	$ 16,356
Percentage of loan to total loans (in hundredths)	100.00%	100.00%
Current [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	959	956
Percentage of loan to total loans (in hundredths)	9.00%	6.00%
30-89 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	10,150	8,300
Percentage of loan to total loans (in hundredths)	91.00%	51.00%
90 - 180 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	0	0
Percentage of loan to total loans (in hundredths)	0.00%	0.00%
Greater Than 180 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	$ 0	$ 7,100
Percentage of loan to total loans (in hundredths)	0.00%	43.00%

LOANS HELD FOR INVESTMENT, NET (Recorded Investment, Credit Quality Indicator) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 11,109	$ 16,356
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	959	956
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 10,150	$ 15,400

ACQUISITIONS AND FORECLOSURES (Campus Club Apartments – Tampa, Florida) (Details) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012	Oct. 21, 2011 Campus Club Apartments - Tampa, Florida [Member]	Dec. 31, 2012 Campus Club Apartments - Tampa, Florida [Member]	Feb. 21, 2012 Campus Club Apartments - Tampa, Florida [Member]
Business Acquisition [Line Items]
Number of months from date of foreclosure to finalize valuation	12 months
Contract purchase price		$ 8,300,000
Payment of acquisition fees		176,000
Acquisition fee, percentage		2.00%
Increase in fair value recorded			688,000
Rental property:
Land				1,650,000
Buildings				5,965,000
Site Improvements				285,000
Personal Property				200,000
Rental property				8,100,000
Acquired intangibles − in-place leases				435,000
Fair value assigned				$ 8,535,000

ACQUISITIONS AND FORECLOSURES (Heatherwood Apartments – Inkster, Michigan) (Details) (Heatherwood Apartments - Inkster, Michigan [Member], USD $)	0 Months Ended
	Mar. 15, 2011	Feb. 18, 2012	Aug. 18, 2011
Heatherwood Apartments - Inkster, Michigan [Member]
Business Acquisition [Line Items]
Initial contract price	$ 1,600,000
Payment of acquisition fees	34,000
Acquisition fee, percentage	2.00%
Contract purchase price			1,900,000
Rental property:
Land		310,000
Buildings		1,412,000
Rental property		1,722,000
Acquired intangibles − in-place leases		178,000
Security deposit liability		(11,000)
Fair value assigned		$ 1,889,000

ACQUISITIONS AND FORECLOSURES (The Redford – Houston, Texas) (Details) (The Redford - Houston, Texas [Member], USD $)	0 Months Ended
Mar. 27, 2012
The Redford - Houston, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 11,400,000
Payment of acquisition fees	195,000
Acquisition fee, percentage	2.00%
Rental property:
Land	4,073,000
Buildings	4,750,000
Site Improvements	401,000
Furniture, fixtures & equipment	262,000
Tenant improvements	84,000
Rental property	9,570,000
Acquired intangibles − in-place leases	1,558,000
Leasing commissions	209,000
Legal & marketing costs	63,000
Fair value assigned	$ 11,400,000

ACQUISITIONS AND FORECLOSURES (Cannery Lofts – Dayton, Ohio) (Details) (Cannery Lofts - Dayton, Ohio [Member], USD $)	0 Months Ended	3 Months Ended
	May 13, 2011	Dec. 31, 2012	Jun. 06, 2012
Cannery Lofts - Dayton, Ohio [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 7,100,000
Payment of acquisition fees	147,000
Acquisition fee, percentage	2.00%
Increase in fair value recorded		2,000,000
Rental property:
Land			160,000
Buildings			7,418,000
Site Improvements			10,000
Furniture, fixtures & equipment			392,000
Tenant improvements			93,000
Personal Property			200,000
Rental property			8,273,000
Acquired intangibles − in-place leases			609,000
Leasing commissions			27,000
Legal fees			8,000
Fair value assigned			$ 8,917,000

ACQUISITIONS AND FORECLOSURES (Williamsburg Apartments – Cincinnati, Ohio) (Details) (Williamsburg Apartments - Cincinnati, Ohio [Member], USD $)	0 Months Ended
Jun. 20, 2012
Williamsburg Apartments - Cincinnati, Ohio [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 41,300,000
Payment of acquisition fees	827,000
Acquisition fee, percentage	2.00%
Rental property:
Land	3,223,000
Site Improvements	2,758,000
Buildings	32,353,000
Personal Property	1,007,000
Rental property	39,341,000
Acquired intangibles − in-place leases	1,909,000
Prepaid real estate insurance	49,000
Accrued expenses	(37,000)
Security deposits	(208,000)
Prepaid rents	(29,000)
Fair value assigned	$ 41,025,000

ACQUISITIONS AND FORECLOSURES (Park Forest Apartments - Oklahoma City, Oklahoma) (Details) (Park Forest Apartments - Oklahoma City, Oklahoma [Member], USD $)	0 Months Ended
Dec. 06, 2012
Park Forest Apartments - Oklahoma City, Oklahoma [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 2,000,000
Payment of acquisition fees	44,000
Acquisition fee, percentage	2.00%
Rental property:
Land	572,000
Buildings	1,389,000
Rental property	1,961,000
Acquired intangibles − in-place leases	88,000
Prepaid real estate insurance	14,000
Security deposits	(16,000)
Fair value assigned	$ 2,047,000

ACQUISITIONS AND FORECLOSURES (Foxwood Apartments - Memphis, Tennessee) (Details) (Foxwood Apartments - Memphis, Tennessee [Member], USD $)	0 Months Ended
Dec. 07, 2012
Foxwood Apartments - Memphis, Tennessee [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 2,200,000
Payment of acquisition fees	49,000
Acquisition fee, percentage	2.00%
Rental property:
Land	591,000
Buildings	1,449,000
Rental property	2,040,000
Acquired intangibles − in-place leases	236,000
Prepaid real estate insurance	16,000
Accrued expenses	(57,000)
Security deposits	(32,000)
Prepaid rents	(1,000)
Fair value assigned	$ 2,202,000

ACQUISITIONS AND FORECLOSURES (Skyview at Palm Center - Harris County, Texas) (Details) (Skyview at Palm Center - Harris County, Texas [Member], USD $)	0 Months Ended
Dec. 19, 2012
Skyview at Palm Center - Harris County, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 14,400,000
Payment of acquisition fees	290,000
Acquisition fee, percentage	2.00%
Rental property:
Land	2,535,000
Buildings	11,283,000
Rental property	13,818,000
Acquired intangibles − in-place leases	608,000
Prepaid real estate insurance	49,000
Accrued expenses	(14,000)
Security deposits	(40,000)
Prepaid rents	(14,000)
Fair value assigned	$ 14,407,000

ACQUISITIONS AND FORECLOSURES (Flagstone Gardens - Houston, Texas) (Details) (Flagstone Gardens - Houston, Texas [Member], USD $)	0 Months Ended
Dec. 21, 2012
Flagstone Gardens - Houston, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 5,500,000
Payment of acquisition fees	111,000
Acquisition fee, percentage	2.00%
Rental property:
Land	1,444,000
Buildings	3,795,000
Rental property	5,239,000
Acquired intangibles − in-place leases	262,000
Prepaid real estate insurance	54,000
Security deposits	(13,000)
Fair value assigned	$ 5,542,000

DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Details) (Subsequent Event [Member], USD $)	12 Months Ended	0 Months Ended
	Apr. 30, 2013 Property	Apr. 18, 2013 Heatherwood Apartments [Member]	Apr. 30, 2013 Town Park Apartments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	2
Sale price		$ 1,000,000	$ 10,250,000
Gain (loss) on dispositions		(31,000)	3,200,000
Sale price, portion financed by buyer		800,000
Sale price, portion paid in cash		$ 200,000

DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Results of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 3,132	$ 1,530
Gain on foreclosure	1,232	0
Interest income	0	1
Total revenues	4,364	1,531
Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	0
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$ 298	$ (976)
Weighted average common shares outstanding	14,886	5,652
Basic and diluted income (loss) per common share (in dollars per share)	$ 0.02	$ (0.17)

IDENTIFIED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	$ 1,641,000	$ 276,000
Weighted average remaining life (in months)	7 months	1 month
Amortization expense	4,500,000	388,000
Acquired in-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	6,800,000	797,000
Accumulated amortization	5,100,000	521,000
Leasing commissions [Member]
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	306,000	0
Accumulated amortization	306,000	0
Antennae Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Annual expected amortization expense through 2025	$ 16,000

IDENTIFIED INTANGIBLE ASSETS, NET IDENTIFIED INTANGIBLE ASSETS, NET (Rental and Antennae Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 1,447
2014	16
2015	16
2016	16
2017	16
Thereafter	130
Total	$ 1,641	$ 276

MORTGAGE NOTE PAYABLE (Narrative) (Details) (Iroquois Mortgage Loan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 03, 2012
Iroquois Mortgage Loan [Member]
Participating Mortgage Loans [Line Items]
Mortgage loan, issuance date	Apr 3, 2012
Mortgage loan		$ 9.2
Mortgage loan, description of variable rate basis	one-month London Interbank Offered Rate (“LIBOR”)
Mortgage loan, basis spread on variable rate (in hundredths)	2.61%
Percentage of premium at which loan can be prepaid (in hundredths)	1.00%

MORTGAGE NOTE PAYABLE (Summary of the Mortgage Note Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Iroquois Mortgage Loan [Member]		Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Iroquois Mortgage Loan [Member]
Participating Mortgage Loans [Line Items]
Mortgage note payable	$ 9,043	$ 0	$ 9,043
Mortgage loan, maturity date			May 1, 2017
Mortgage note, annual interest rate (in hundredths)			2.82%	[1]	0.21%
Mortgage loan, average monthly debt service			$ 38
Mortgage loan, description of variable rate basis			one-month London Interbank Offered Rate (“LIBOR”)
Mortgage loan, basis spread on variable rate (in hundredths)			2.61%

[1]	(1)One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61%

MORTGAGE NOTE PAYABLE (Annual Principal Payments on the Mortgage Note Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 195
2014	201
2015	207
2016	212
2017	8,228
Total	$ 9,043

REVOLVING CREDIT FACILITY (Details) (Revolving Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2012
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, initiation date	Dec 2, 2011
Line of credit facility, maximum borrowing capacity	$ 25,000,000
Loan fee percentage (in hundredths)	0.38%
Line of credit facility, amount outstanding	760,000
Line of credit facility collateral amount	33,800,000
Interest paid	$ 328,000
Line of credit facility, expiration date	Dec 2, 2014
Line of credit facility extended expiration date	Dec 2, 2015
Extension fee percentage	0.25%
Mortgage loan, description of variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.00%

DEFERRED FINANCING COSTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DEFERRED FINANCING COSTS [Abstract]
Accumulated amortization, deferred finance costs	$ 193	$ 6
2013	244
2014	218
2015	42
2016	41
2017	16
Deferred financing costs, net	$ 561	$ 222

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Payables to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 671	$ 3,914
Advisor and its Affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties	119	3,685
Resource Securities, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	268	152
Resource Real Estate Opportunity Manager LLC [Member]
Related Party Transaction [Line Items]
Due to related parties	278	71
Other [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 6	$ 6

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with the Advisor) (Narrative) (Details) (Advisor [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Advisor [Member]
Related Party Transaction [Line Items]
Agreement term (in years)	1 year
Percentage acquisition fee paid to advisor (in hundredths)	2.00%
Payment of acquisition fees	$ 2,200,000	$ 714,000
Multiple for calculating monthly asset management fee, percentage (one-twelfth)	8.33%
Percentage annual asset management fee (in hundredths)	1.00%
Asset management fees	987,000	343,000
Property management fees payable	10,000	22,000
Disposition fee, as a percentage of aggregate brokerage commission paid (in hundredths)	50.00%
Debt disposition fee, as a percentage of the contract sales price (in hundredths)	2.75%
Number of properties sold	0	0
Disposition fees	0	0
Debt financing fee (in hundredths)	0.50%
Debt financing fee	119,100	0
Maximum reimbursement limit on gross offering proceeds (in hundredths)	2.50%
Organization and offering expenses	292,018	2,300,000
Organization and offering costs due	0	1,900,000
Other operating cost and expense	551,827	800,000
Other operating cost and expense due	$ 28,000	$ 1,800,000

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Resource Real Estate Opportunity Manager) (Narrative) (Details) (Resource Real Estate Opportunity Manager LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Resource Real Estate Opportunity Manager LLC [Member]
Related Party Transaction [Line Items]
Property management fee	$ 765,000	$ 193,000
Property management fee payable	103,000	35,000
Debt servicing fee percentage	2.75%
Debt servicing fee	4,500	0
Reimbursable expenses payable	$ 262,000	$ 67,000

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Resource Securities) (Narrative) (Details) (Resource Securities, Inc. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Resource Securities, Inc. [Member]
Related Party Transaction [Line Items]
Selling commission to be paid, maximum (in hundredths)	7.00%
Dealer manager fee to be paid, maximum (in hundredths)	3.00%
Percentage dealer manager fees reallows to participating brokers (in hundredths)	1.00%
Selling commissions and dealer-manager fees	$ 12,400,000	$ 5,500,000
Reimbursement of due diligence expense	0	0
Unpaid selling commissions and deater management fees	277,000	152,000
Offset expenses paid by the company	$ 8,500

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Other Related Parties) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ledgewood P.C. [Member]
Related Party Transaction [Line Items]
Payments for legal settlements	$ 131	$ 31
Graphic Images, LLC [Member]
Related Party Transaction [Line Items]
Payments for printing service	$ 623	$ 335

EQUITY (Preferred and Common Stock) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Private Offering [Member]	Jun. 15, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jun. 09, 2010 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 15, 2010 Convertible Stock [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member]
Securities Financing Transaction [Line Items]
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued (in shares)	0	0								937
Preferred stock, outstanding (in shares)	0	0
Common stock issued (in shares)						1,283,727	1,283,727	21,008,880		5,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common shares converted by advisor (in shares)				4,500
Convertible shares issued (in shares)									45,000
Shares of stock redeemed by stockholder (in shares)					11,077
Shares of stock redeemed by stockholder					$ 110,736
Common stock, outstanding (in shares)	22,277,030	8,454,169

EQUITY (Convertible Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Event	Dec. 31, 2011
Equity [Abstract]
Convertible stock shares outstanding (in shares)	50,000	50,000
Convertible stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible stock held by advisor and affiliated persons (in shares)	49,063
Convertible stock held by outside investors (in shares)	937
Number of events	2
Percentage on original share price (in hundredths)	100.00%
Percentage non-compounded annual return (in hundredths)	10.00%
Aggregate percentage return (in hundredths)	10.00%

EQUITY (Redemption of Securities) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]		Nov. 30, 2012 Common Stock [Member]		Oct. 31, 2012 Common Stock [Member]
Class of Stock [Line Items]
Total Number of Shares Redeemed		7,794	[1]	0	[1]	0	[1]
Stock Repurchased and Retired During Period, Average Price Paid per Share		$ 6.58		$ 0		$ 0
Stock Repurchase Program, Number of Shares Repurchased to Date		11,077	[2]	3,283	[2]	3,283	[2]
Percentage of weighted-average number of outstanding shares during the 12-month period immediately prior to the effective date of the redemption that company will not redeem in excess of (in excess of 5%)	5.00%
Cash available for redemption, percentage of previous fiscal year operating cash flow	1.00%
Number of days' notice required to suspend, terminate or amend share redemption program	30 days

[1]	All redemptions of equity securities by the Company in the year ended December 31, 2012 were made pursuant to the Company's share redemption program.
[2]	The redemption program commenced on June 16, 2010 and was subsequently amended on September 29, 2011.

EQUITY (Distribution Reinvestment Plan and Distributions) (Details) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2012 Common Stock [Member]	May 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Dec. 31, 2012 Dividend Distribution One [Member] Common Stock [Member] Distribution	Dec. 31, 2012 Dividend Distribution Two [Member] Common Stock [Member] Distribution
Securities Financing Transaction [Line Items]
Shares purchased under plan (in shares)						110,740
Cash distribution				$ 1,900,000
Cash distribution (in dollars per share)				$ 0.15
Percentage of distributions paid from non-recourse mortgage loan (in hundredths)				20.00%
Reinvested in common stock shares	1,052,000					1,100,000
Distribution payable	1,671,000	0	1,700,000
Distribution declared (in dollars per share)			$ 0.075
Number of stock distributions							7	1
Common stock distributions (in shares)							0.015	0.0075
Increase in accumulated deficit from stock distributions					$ 9,700,000

FAIR VALUE MEASURES AND DISCLOSURES (Rental Properties, Net, Measured at Fair Value on a Non-recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Rental properties, net	$ 121,098	$ 21,592
Nonrecurring Basis [Member]
Assets:
Rental properties, net	17,452	12,000
Nonrecurring Basis [Member] | Cannery [Member]
Assets:
Rental properties, net	8,917
Nonrecurring Basis [Member] | Campus Club [Member]
Assets:
Rental properties, net	8,535
Nonrecurring Basis [Member] | Vista [Member]
Assets:
Rental properties, net		12,000
Nonrecurring Basis [Member] | Level 1 [Member]
Assets:
Rental properties, net	0	0
Nonrecurring Basis [Member] | Level 1 [Member] | Cannery [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 1 [Member] | Campus Club [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 1 [Member] | Vista [Member]
Assets:
Rental properties, net		0
Nonrecurring Basis [Member] | Level 2 [Member]
Assets:
Rental properties, net	0	0
Nonrecurring Basis [Member] | Level 2 [Member] | Cannery [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 2 [Member] | Campus Club [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 2 [Member] | Vista [Member]
Assets:
Rental properties, net		0
Nonrecurring Basis [Member] | Level 3 [Member]
Assets:
Rental properties, net	17,452	12,000
Nonrecurring Basis [Member] | Level 3 [Member] | Cannery [Member]
Assets:
Rental properties, net	8,917
Nonrecurring Basis [Member] | Level 3 [Member] | Campus Club [Member]
Assets:
Rental properties, net	8,535
Nonrecurring Basis [Member] | Level 3 [Member] | Vista [Member]
Assets:
Rental properties, net		$ 12,000

FAIR VALUE MEASURES AND DISCLOSURES (Carrying and Fair Values of the Company's Loans Held for Investment, Net, Mortgage Note Payable and Revolving Credit Facility) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	$ 11,109	$ 16,356
Mortgage note payable	(9,043)	0
Revolving credit facility	(760)	0
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	11,109	16,356
Mortgage note payable	(9,043)	0
Revolving credit facility	$ (760)	$ 0

OPERATING EXPENSE LIMITATION WAIVER (Details)	Dec. 31, 2012 Quarter
OPERATING EXPENSE LIMITATION WAIVER [Abstract]
Average invested assets (in hundredths)	2.00%
Net income of operating expense (in hundredths)	25.00%
Number of most recently completed fiscal quarters for which Company must limit its operating expenses	4

GAIN ON INSURANCE CLAIM (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 03, 2012 Unit
GAINS ON INSURANCE CLAIMS [Abstract]
Number of units damaged by fire		5
Reduction in net carrying value of building and improvements	$ 98,000
Net insurance proceeds receivable	275,000
Net of insurance proceeds deductible	25,000
Additional expenses conjunction to insurance claim	1,000
Rental income	$ 13,000

GAIN ON FORECLOSURES (Details) (Foreclosure [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Mar. 14, 2012 RRE Crestwood Holdings, LLC [Member]	May 25, 2012 RRE Heatherwood Holdings, LLC [Member]	May 31, 2012 RRE Heatherwood Holdings, LLC [Member]	Dec. 31, 2012 RRE Heatherwood Holdings, LLC [Member]	Feb. 19, 2013 Subsequent Event [Member] RRE Cannery Holdings, LLC [Member]	Jan. 10, 2013 Subsequent Event [Member] RRE Campus Club Holdings, LLC [Member]
Gain On Foreclosure [Line Items]
Proceeds from guarantor	$ 346
Fair value of the property exceeding carrying value				248	2,000	688
Net insurance proceeds receivable		625
Adjustment to security deposits			14		99
Additional payment in satisfaction of a settlement					$ 306

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended				0 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member] IPO [Member]	Apr. 30, 2013 Subsequent Event [Member] Town Park Apartments [Member]	Apr. 18, 2013 Subsequent Event [Member] Heatherwood Apartments [Member]	Mar. 28, 2013 Subsequent Event [Member] Armand Place Apartments - Houston, Texas [Member] Unit	Mar. 13, 2013 Subsequent Event [Member] Kenwick at Canterbury Apartments - Lexington, Kentucky [Member] Unit	Mar. 27, 2013 Subsequent Event [Member] Common Stock [Member] IPO [Member]	Mar. 27, 2013 Subsequent Event [Member] Common Stock [Member] IPO [Member]
Subsequent Event [Line Items]
Offering proceeds, initial public offering	$ 128,947,000	$ 57,747,000							$ 51,700,000
Common stock issued (in shares)			20,993,303						5,200,000
Remaining number of shares available under initial public offering (in shares)								48,700,000
Number of units						244	244
Contract purchase price						11,800,000	6,900,000
Sale price				10,250,000	1,000,000
Sale price, portion financed by buyer					800,000
Sale price, portion paid in cash					$ 200,000

SCHEDULE III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Buildings and Land Improvements	112,100,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	14,912,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	127,012,000
Accumulated Depreciation	(4,272,000)
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of the period	22,016,000	8,401,000
Additions during period:
Acquisitions	93,548,000	10,789,000
Improvements, etc.	11,448,000	2,826,000
Balance, at close of period	127,012,000	22,016,000
Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	225,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	13,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	238,000
Accumulated Depreciation	(19,000)
Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	7,800,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	3,180,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	10,980,000
Accumulated Depreciation	(1,114,000)
Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	12,000,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	1,469,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	13,469,000
Accumulated Depreciation	(654,000)
Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	8,300,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	(150,000)
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	8,150,000
Accumulated Depreciation	(267,000)
Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	7,100,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	1,319,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	8,419,000
Accumulated Depreciation	(265,000)
Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	41,025,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	2,318,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	43,343,000
Accumulated Depreciation	(920,000)
Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	11,400,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	6,717,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	18,117,000
Accumulated Depreciation	(1,023,000)
Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	2,050,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	11,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	2,061,000
Accumulated Depreciation	(5,000)
Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	2,275,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	4,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	2,279,000
Accumulated Depreciation	(5,000)
Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	5,500,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	11,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	5,511,000
Accumulated Depreciation	0
Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	14,425,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	20,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	14,445,000
Accumulated Depreciation	$ 0
Minimum [Member] | Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Maximum [Member] | Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months

SCHEDULE IV Morgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgages	$ 11,600
Carrying amount of mortgages	11,109
Principal amount of loans subject to delinquent principal or interest	0
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of the period	17,997
Additions	27
New loans	10,300
Reductions	(487)
Foreclosures	(16,728)
Balance, end of the period	11,109
Residential, Columbia City, IN [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed interest rate	7.50%
Face amount of mortgages	1,058
Carrying amount of mortgages	730
Principal amount of loans subject to delinquent principal or interest	0
Residential, Kalamazoo, MI [Member]
Mortgage Loans on Real Estate [Line Items]
Variable interest rate, minimum in range	7.00%
Variable interest rate, maximum in range	7.39%
Face amount of mortgages	242
Carrying amount of mortgages	229
Principal amount of loans subject to delinquent principal or interest	0
Residential, Hermantown, MN [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed interest rate	6.00%
Face amount of mortgages	10,300
Carrying amount of mortgages	10,150
Principal amount of loans subject to delinquent principal or interest	$ 0